UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21219

Eaton Vance Insured Municipal Bond Fund II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2006

Item 1. Reports to Stockholders

Annual Report September 30, 2006

EATON VANCE
INSURED
MUNICIPAL
BOND
FUNDS

CLOSED-END FUNDS:

Insured Municipal II

Insured California II

Insured Florida

Insured Massachusetts

Insured Michigan

Insured New Jersey

Insured New York II

Insured Ohio

Insured Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio if applicable will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition

Insured Municipal Bond Fund II	3
Insured California Municipal Bond Fund II	4
Insured Florida Municipal Bond Fund	5
Insured Massachusetts Municipal Bond Fund	6
Insured Michigan Municipal Bond Fund	7
Insured New Jersey Municipal Bond Fund	8
Insured New York Municipal Bond Fund II	9
Insured Ohio Municipal Bond Fund	10
Insured Pennsylvania Municipal Bond Fund	11

Financial Statements	12

Federal Tax Information	72

Dividend Reinvestment Plan	73

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	75

Management and Organization	78

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Eaton Vance Insured Municipal Bond Funds (the “Funds”) are designed to provide current income exempt from regular federal income tax, federal alternative minimum tax and, in state specific funds, state personal income taxes. The Funds invest primarily in high-grade municipal securities that are insured as to the timely payment of principal and interest.

Economic and Market Conditions

Third quarter economic growth slowed to 1.6%, following the 2.6% growth rate achieved in the second quarter. With higher mortgage rates in the market, led largely by the persistent Federal Reserve (the “Fed”) tightening, the housing market continued to soften, with building permits and existing home sales leading the way. However, energy prices declined significantly in the quarter, somewhat offsetting the impact of a weakening housing market. The economy continued to create jobs over the period, with the unemployment rate standing at 4.6% as of September 30, 2006.

Inflation expectations moderated with the lower energy prices, although the core Consumer Price Index – measured on a year-over-year basis – has demonstrated a slow but steady rise. The Fed, which raised short-term rates 17 times since June 2004, is currently in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At September 30, 2006, the Federal Funds rate stood at 5.25%.

Municipal market supply for the first half of the year was lower than that experienced in 2005. As a result, municipals have generally outperformed Treasury bonds for the year ended September 30, 2006, as demand has remained strong. At September 30, 2006, long-term AAA-rated, insured municipal bonds yielded 90% of U.S. Treasury bonds with similar maturities.*

For the year ended September 30, 2006, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a gain of 4.45%. For more information about each Fund’s performance and that of funds in the same Lipper Classification†, see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — management felt that the long end of the municipal curve was a relatively attractive place to be positioned. However, given the leveraged nature of the Funds, rising short-term rates have increased the borrowing costs associated with the leverage. As borrowing costs have risen, the income generated by the Funds has declined. Please see the Performance Information and Portfolio Composition pages that follow for a description of each Fund’s leverage as of September 30, 2006.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and continued growth in the labor market, Fund management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the period.

* Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

† It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/06(1)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	0.13%
Life of Fund (11/29/02)	8.59

Average Annual Total Return (by net asset value)
One Year	9.56%
Life of Fund (11/29/02)	9.60

Market Yields

Market Yield(2)	5.10	%(4)
Taxable Equivalent Market Yield(3)	7.85	(4)

Index Performance(5)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	4.45%
Life of Fund (11/30/02)	5.00

Lipper Averages(6)

Lipper Insured Municipal Debt Funds (Leveraged) Classification - Average Annual Total Returns
One Year	5.12%
Life of Fund (11/30/02)	6.27

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	73
• Average Maturity:	26.6 years
• Average Effective Maturity:	9.9 years
• Average Rating:	AAA
• Average Call Protection:	8.8 years
• Average Dollar Price:	$95.26
• Leverage:*	35.2%

*The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares. (2) The Fund’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.(3) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) The dividend declared on October 31, 2006 reflects a reduction of the monthly dividend of $0.001667 per share. (5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (6) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Insured Municipal Debt Funds (Leveraged) Classification (closed end) contained 26 funds for the 1-year and Life-of-Fund time periods. Lipper Averages are available as of month end only. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) As of 9/30/06. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured California Municipal Bond Fund II as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/06(1)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	4.49%
Life of Fund (11/29/02)	6.85

Average Annual Total Return (by net asset value)
One Year	9.15%
Life of Fund (11/29/02)	8.15

Market Yields

Market Yield(2)	4.96%
Taxable Equivalent Market Yield(3)	8.41

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	4.45%
Life of Fund (11/30/02)	5.00

Lipper Averages(5)

Lipper California Insured Municipal Debt Funds Classification - Average Annual Total Returns
One Year	5.80%
Life of Fund (11/30/02)	6.53

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: Cynthia J. Clemson

Rating Distribution(6),(7)

By total investments

Fund Statistics(7)

• Number of Issues:	48
• Average Maturity:	25.4 years
• Average Effective Maturity:	9.6 years
• Average Rating:	AAA
• Average Call Protection:	8.6 years
• Average Dollar Price:	$94.71
• Leverage:*	36.2%

*The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares. (2) The Fund’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (5) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Insured Municipal Debt Funds Classification (closed end) contained 13 funds for the 1-year and Life-of-Fund time periods. Lipper Averages are available as of month end only. (6) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (7) As of 9/30/06. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured Florida Municipal Bond Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/06(1)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	1.37%
Life of Fund (11/29/02)	6.35

Average Annual Total Return (by net asset value)
One Year	7.64%
Life of Fund (11/29/02)	7.82

Market Yields

Market Yield(2)	4.93	%(4)
Taxable Equivalent Market Yield(3)	7.58	(4)

Index Performance(5)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	4.45%
Life of Fund (11/30/02)	5.00

Lipper Averages(6)

Lipper Florida Municipal Debt Funds Classification - Average Annual Total Returns
One Year	5.28%
Life of Fund (11/30/02)	6.53

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	52
• Average Maturity:	24.5 years
• Average Effective Maturity:	8.6 years
• Average Rating:	AAA
• Average Call Protection:	8.1 years
• Average Dollar Price:	$96.18
• Leverage:*	36.3%

*The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares. (2) The Fund’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) The dividend declared on October 31, 2006 reflects a reduction of the monthly dividend of $0.002917 per share. (5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (6) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Municipal Debt Funds Classification (closed end) contained 17 and 16 funds for the 1-year and Life-of-Fund time periods, respectively. Lipper Averages are available as of month end only. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) As of 9/30/06. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured Massachusetts Municipal Bond Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/06(1)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	-2.28%
Life of Fund (11/29/02)	9.63

Average Annual Total Return (by net asset value)
One Year	9.14%
Life of Fund (11/29/02)	8.82

Market Yields

Market Yield(2)	4.52	%(4)
Taxable Equivalent Market Yield(3)	7.34	(4)

Index Performance(5)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	4.45%
Life of Fund (11/30/02)	5.00

Lipper Averages(6)

Lipper Other States Municipal Debt Funds Classification - Average Annual Total Returns
One Year	5.34%
Life of Fund (11/30/02)	7.12

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	40
• Average Maturity:	27.1 years
• Average Effective Maturity:	12.2 years
• Average Rating:	AAA
• Average Call Protection:	11.0 years
• Average Dollar Price:	$103.69
• Leverage:*	36.1%

*The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares. (2) The Fund’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) The dividend declared on October 31, 2006 reflects a reduction of the monthly dividend of $0.003333 per share. (5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (6) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed end) contained 46 funds for the 1-year and Life-of-Fund time periods, respectively. Lipper Averages are available as of month end only. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) As of 9/30/06. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured Michigan Municipal Bond Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/06(1)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	-7.67%
Life of Fund (11/29/02)	5.76

Average Annual Total Return (by net asset value)
One Year	8.44%
Life of Fund (11/29/02)	8.09

Market Yields

Market Yield(2)	4.71%
Taxable Equivalent Market Yield(3)	7.54

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	4.45%
Life of Fund (11/30/02)	5.00

Lipper Averages(5)

Lipper Michigan Municipal Debt Funds Classification - Average Annual Total Returns
One Year	5.39%
Life of Fund (11/30/02)	6.90

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(6),(7)

By total investments

Fund Statistics(7)

• Number of Issues:	34
• Average Maturity:	23.7 years
• Average Effective Maturity:	8.4 years
• Average Rating:	AA+
• Average Call Protection:	7.7 years
• Average Dollar Price:	$96.14
• Leverage:*	36.6%

*The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares. (2) The Fund’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (5) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification (closed end) contained 7 funds for the 1-year and Life-of-Fund time periods. Lipper Averages are available as of month end only. (6) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (7) As of 9/30/06. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/06(1)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	6.53%
Life of Fund (11/29/02)	10.26

Average Annual Total Return (by net asset value)
One Year	9.65%
Life of Fund (11/29/02)	9.27

Market Yields

Market Yield(2)	4.51	%(4)
Taxable Equivalent Market Yield(3)	7.62	(4)

Index Performance(5)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	4.45%
Life of Fund (11/30/02)	5.00

Lipper Averages(6)

Lipper New Jersey Municipal Debt Funds Classification - Average Annual Total Returns
One Year	6.11%
Life of Fund (11/30/02)	7.84

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	52
• Average Maturity:	24.6 years
• Average Effective Maturity:	11.4 years
• Average Rating:	AA+
• Average Call Protection:	10.8 years
• Average Dollar Price:	$88.23
• Leverage:*	35.6%

*The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares. (2) The Fund’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) The dividend declared on October 31, 2006 reflects a reduction of the monthly dividend of $0.0025 per share. (5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (6) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification (closed end) contained 13 funds for the 1-year and Life-of-Fund time periods. Lipper Averages are available as of month end only. (7) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) As of 9/30/06. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured New York Municipal Bond Fund II as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/06(1)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	4.75%
Life of Fund (11/29/02)	6.84

Average Annual Total Return (by net asset value)
One Year	9.02%
Life of Fund (11/29/02)	9.34

Market Yields

Market Yield(2)	4.83%
Taxable Equivalent Market Yield(3)	8.05

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	4.45%
Life of Fund (11/30/02)	5.00

Lipper Averages(5)

Lipper New York Insured Municipal Debt Funds Classification - Average Annual Total Returns
One Year	4.88%
Life of Fund (11/30/02)	6.65

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution(6),(7)

By total investments

Fund Statistics(7)

• Number of Issues:	46
• Average Maturity:	27.5 years
• Average Effective Maturity:	10.8 years
• Average Rating:	AA+
• Average Call Protection:	9.6 years
• Average Dollar Price:	$99.76
• Leverage:*	35.8%

*The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares. (2) The Fund’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 40.01% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (5) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Insured Municipal Debt Funds Classification (closed end) contained 12 funds for the 1-year and Life-of-Fund time periods. Lipper Averages are available as of month end only. (6) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (7) As of 9/30/06. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured Ohio Municipal Bond Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/06(1)

Average Annual Total Return (by share price, American Stock Exchange)
One	5.69%
Life of Fund (11/29/02)	6.37

Average Annual Total Return (by net asset value)
One Year	8.58%
Life of Fund (11/29/02)	7.73

Market Yields

Market Yield(2)	4.60%
Taxable Equivalent Market Yield(3)	7.65

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	4.45%
Life of Fund (11/30/02)	5.00

Lipper Averages(5)

Lipper Other States Municipal Debt Funds Classification - Average Annual Total Returns
One Year	5.34%
Life of Fund (11/30/02)	7.12

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(6),(7)

By total investments

Fund Statistics(7)

• Number of Issues:	45
• Average Maturity:	23.4 years
• Average Effective Maturity:	9.4 years
• Average Rating:	AA+
• Average Call Protection:	9.2 years
• Average Dollar Price:	$95.48
• Leverage:*	36.2%

*The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares. (2) The Fund’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 39.88% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (5) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed end) contained 46 funds for the 1-year and Life-of-Fund time periods. Lipper Averages are available as of month end only. (6) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (7) As of 9/30/06. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/06(1)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	1.68%
Life of Fund (11/29/02)	7.53

Average Annual Total Return (by net asset value)
One Year	9.00%
Life of Fund (11/29/02)	8.36

Market Yields

Market Yield(2)	4.66%
Taxable Equivalent Market Yield(3)	7.40

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	4.45%
Life of Fund (11/30/02)	5.00

Lipper Averages(5)

Lipper Pennsylvania Municipal Debt Funds Classification - Average Annual Total Returns
One Year	5.48%
Life of Fund (11/30/02)	7.17

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution(6),(7)

By total investments

Fund Statistics(7)

• Number of Issues:	58
• Average Maturity:	23.9 years
• Average Effective Maturity:	9.6 years
• Average Rating:	AAA
• Average Call Protection:	9.0 years
• Average Dollar Price:	$96.55
• Leverage:*	36.3%

*The leverage amount is a percentage of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares. (2) The Fund’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (5) The Lipper Averages are the average total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification (closed end) contained 9 funds for the 1-year and Life-of-Fund time periods. Lipper Averages are available as of month end only. (6) As of 9/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (7) As of 9/30/06. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 155.7%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.1%
$1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$1,657,952
		$1,657,952
Escrowed / Prerefunded — 1.2%
$1,250	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	$1,544,012
390	New York City, NY, Prerefunded to 1/15/13, 5.25%, 1/15/33	427,381
		$1,971,393
General Obligations — 7.0%
$4,500	California, 5.25%, 4/1/30	$4,733,505
2,215	California, 5.50%, 11/1/33	2,435,459
3,610	New York City, NY, 5.25%, 1/15/33	3,818,550
		$10,987,514
Hospital — 9.6%
$1,275	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,314,895
3,335	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	3,436,117
400	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	411,700
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	918,099
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	786,990
380	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	406,577
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	525,780
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,053,480
1,000	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,053,590
5,000	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	5,217,100
		$15,124,328
Insured-Electric Utilities — 14.1%
$1,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$1,071,520

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	$10,820,064
3,900	JEA, FL, Electric System Revenue, (FSA), 5.00%, 10/1/34	4,013,880
3,835	Long Island Power Authority, NY, Electric Systems Revenue, (FGIC), Variable Rate, 7.05%, 12/1/23(1)(2)	4,678,086
1,500	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	1,562,925
		$22,146,475
Insured-General Obligations — 23.2%
$1,600	Alvin, TX, Independent School District, (MBIA), 3.25%, 2/15/27	$1,335,920
2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	2,286,483
1,640	California, (XLCA), Variable Rate, 7.078%, 10/1/28(1)(2)	1,853,626
1,515	Chicago, IL, (MBIA), 5.00%, 1/1/42	1,564,556
10,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	4,696,400
17,000	Coast Community College District, CA, (Election of 2002), (FSA), 0.00%, 8/1/33	4,226,710
4,830	King County, WA, (MBIA), 5.25%, 1/1/34	4,956,642
1,100	Louisiana, (FSA), 4.25%, 5/1/25	1,070,300
1,325	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33)(3)	1,272,517
2,080	Philadelphia, PA, (FSA), Variable Rate, 6.997%, 9/15/31(1)(2)	2,272,109
770	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	619,550
5,490	Port Orange, FL, Capital Improvements, (FGIC), 5.00%, 10/1/35	5,750,445
10,000	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 12/1/23	4,712,200
		$36,617,458
Insured-Hospital — 3.4%
$3,000	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), Variable Rate, 7.76%, 8/15/38(1)(2)	$4,519,260
815	Washington Health Facilities Authority, (Providence Health Care), (FGIC), 4.50%, 10/1/35	806,524
		$5,325,784
Insured-Industrial Development Revenue — 1.7%
$2,590	Monroe County, GA, Development Authority, Pollution Control, (Georgia Power Co.), (AMBAC), 4.90%, 7/1/36	$2,639,832
		$2,639,832

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 2.8%
$4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$4,465,050
		$4,465,050
Insured-Other Revenue — 1.0%
$1,500	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$1,556,550
		$1,556,550
Insured-Private Education — 3.7%
$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$3,142,725
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,647,575
		$5,790,300
Insured-Public Education — 5.9%
$3,500	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$3,689,980
5,335	University of California, (AMBAC), 5.00%, 9/1/27	5,543,118
		$9,233,098
Insured-Sewer Revenue — 2.4%
$1,100	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,105,489
2,575	Tacoma, WA, Sewer Revenue, (FGIC), 5.00%, 12/1/31	2,659,460
		$3,764,949
Insured-Special Assessment Revenue — 1.5%
$2,165	San Jose, CA, Redevelopment Agency Tax, (MBIA), Variable Rate, 7.075%, 8/1/32(1)(2)	$2,356,213
		$2,356,213
Insured-Special Tax Revenue — 7.0%
$4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 5.25%, 6/15/42	$4,281,080
2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,542,675
4,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	4,182,280
		$11,006,035

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 30.4%
$1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,034,440
11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	5,941,670
12,390	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	5,610,192
1,600	Harris County, TX, (MBIA), 4.50%, 8/15/36(3)	1,577,920
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	7,788,096
5,000	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	5,285,600
10,000	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42(4)	10,299,500
10,000	Triborough Bridge and Tunnel Authority, NY, (MBIA), 5.00%, 11/15/32	10,408,600
		$47,946,018
Insured-Utilities — 4.0%
$6,000	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 8/1/32	$6,258,900
		$6,258,900
Insured-Water and Sewer — 9.4%
$2,240	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38(5)	$2,288,205
8,155	Birmingham, AL, Waterworks and Sewer Board, (MBIA), 5.00%, 1/1/37	8,480,548
600	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33(3)	579,888
1,950	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38	2,029,287
1,275	Pittsburgh, PA, Water and Sewer Authority, (AMBAC), Variable Rate, 7.376%, 12/1/27(1)(2)	1,483,297
		$14,861,225
Insured-Water Revenue — 24.8%
$4,895	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	$5,054,871
2,330	Contra Costa, CA, Water District, (FSA), Variable Rate, 7.077%, 10/1/32(1)(2)	2,614,703
3,450	Detroit, MI, Water Supply System, (MBIA), Variable Rate, 6.88%, 7/1/34(1)(2)	3,867,105
6,500	Los Angeles, CA, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	6,723,340
6,260	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	5,683,141

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water Revenue (continued)
$7,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	$7,313,040
2,870	San Antonio, TX, Water Revenue, (FGIC), 5.00%, 5/15/23	3,028,941
4,610	Texas Southmost Regional Water Authority, (MBIA), 5.00%, 9/1/32	4,775,776
		$39,060,917
Special Tax Revenue — 1.5%
$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$788,347
1,480	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	1,591,918
		$2,380,265
Total Tax-Exempt Investments — 155.7% (identified cost $228,328,350)		$245,150,256
Other Assets, Less Liabilities — (0.1)%		$(178,802)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.6)%		$(87,508,569)
Net Assets Applicable to Common Shares — 100.0%		$157,462,885

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 86.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 33.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $25,188,411 or 16.0% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  When-issued security.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 156.2%
Principal Amount (000's omitted)	Security	Value
General Obligations — 4.3%
$900	California, 5.25%, 4/1/30	$946,701
1,465	California, 5.50%, 11/1/33	1,610,811
		$2,557,512
Hospital — 15.9%
$1,850	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$1,906,092
2,940	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	3,033,404
1,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,034,230
1,400	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	1,441,510
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	2,003,151
		$9,418,387
Insured-Electric Utilities — 6.6%
$1,475	Glendale Electric, (MBIA), 5.00%, 2/1/32	$1,536,817
1,650	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.53%, 7/1/29(1)(2)	1,842,060
455	Sacramento Municipal Electric Utility District, (FSA), Variable Rate, 7.076%, 8/15/28(1)(3)	511,657
		$3,890,534
Insured-Escrowed/Prerefunded — 7.6%
$4,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	$4,498,080
		$4,498,080
Insured-General Obligations — 39.3%
$1,250	California, (AMBAC), 5.00%, 4/1/27	$1,309,962
415	California, (XLCA), Variable Rate, 7.078%, 10/1/28(1)(3)	469,058
5,000	Clovis Unified School District, (FGIC), 0.00%, 8/1/20	2,775,050
6,675	Coast Community College District, (FSA), 0.00%, 8/1/35	1,482,851
2,000	Laguna Salada Union School District, (FGIC), 0.00%, 8/1/22	1,006,920
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31	2,431,944
1,945	Los Osos Community Services, Wastewater Assessment District, (MBIA), 5.00%, 9/2/33	2,023,422

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25	$1,058,320
735	San Diego Unified School District, (MBIA), Variable Rate, 8.575%, 7/1/24(1)(3)	1,116,921
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), 0.00%, 9/1/21	2,262,488
1,750	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	1,820,070
1,620	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	1,619,903
1,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	1,055,990
3,200	Union Elementary School District, (FGIC), 0.00%, 9/1/22	1,605,248
2,600	Union Elementary School District, (FGIC), 0.00%, 9/1/23	1,240,720
		$23,278,867
Insured-Lease Revenue / Certificates of Participation — 20.2%
$4,000	Anaheim Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	$4,063,360
4,250	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27(4)	4,436,447
2,250	Orange County Water District, Certificates of Participation, (MBIA), 5.00%, 8/15/34	2,344,568
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,115,087
		$11,959,462
Insured-Public Education — 13.8%
$4,000	California State University, (AMBAC), 5.00%, 11/1/33	$4,156,040
3,790	University of California, (FGIC), 5.125%, 9/1/31	3,991,211
		$8,147,251
Insured-Special Assessment Revenue — 17.8%
$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (MBIA), 5.00%, 8/1/33	$2,609,350
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (MBIA), 5.00%, 8/1/33	2,609,350
1,750	Irvine Public Facility and Infrastructure Authority Assessment, (AMBAC), 5.00%, 9/2/26	1,807,505
2,000	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	2,089,780

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Assessment Revenue (continued)
$1,335	San Jose Redevelopment Agency Tax, (MBIA), Variable Rate, 7.075%, 8/1/32(1)(3)	$1,452,907
		$10,568,892
Insured-Special Tax Revenue — 12.6%
$2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$773,760
1,060	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	262,668
8,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	1,434,560
1,000	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	1,035,190
3,750	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	3,937,463
		$7,443,641
Insured-Transportation — 4.6%
$6,670	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/27	$2,703,351
		$2,703,351
Insured-Utilities — 3.1%
$1,750	Los Angeles Department of Water and Power, (FGIC), 5.125%, 7/1/41	$1,813,210
		$1,813,210
Insured-Water Revenue — 6.1%
$835	Contra Costa Water District, (FSA), Variable Rate, 7.077%, 10/1/32(1)(3)	$937,029
1,500	Los Angeles, Department of Water and Power, Water Revenue, (MBIA), 3.00%, 7/1/30	1,178,310
1,560	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	1,517,100
		$3,632,439
Water Revenue — 4.3%
$2,500	California Water Resource, (Central Valley), 5.00%, 12/1/29	$2,557,550
		$2,557,550
Total Tax-Exempt Investments — 156.2% (identified cost $87,131,179)		$92,469,176

Principal Amount (000's omitted)	Security	Value
Other Assets, Less Liabilities — 0.8%		$489,722
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.0)%		$(33,759,430)
Net Assets Applicable to Common Shares — 100.0%		$59,199,468

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 84.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 26.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $6,329,632 or 10.7% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Florida Municipal Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 153.1%
Principal Amount (000's omitted)	Security	Value
Hospital — 13.7%
$1,150	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,185,983
500	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	517,385
1,050	Highlands County, Health Facilities Authority, (Adventist Health), 5.25%, 11/15/23	1,100,295
500	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	523,415
1,000	Orange County, Health Facilities Authority, (Orlando Regional Healthcare), 4.75%, 11/15/36	1,005,320
1,000	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), 5.25%, 11/15/33	1,043,420
		$5,375,818
Insured-Electric Utilities — 12.2%
$1,500	Deltona, Utility System Revenue, (MBIA), 5.00%, 10/1/33	$1,568,010
1,600	Jacksonville Electric Authority, Electric System Revenue, (FSA), 4.75%, 10/1/34	1,612,672
1,000	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	1,020,360
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.53%, 7/1/29(1)(2)	558,200
		$4,759,242
Insured-Escrowed / Prerefunded — 3.1%
$1,025	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$1,192,751
		$1,192,751
Insured-General Obligations — 8.9%
$1,345	Florida Board of Education Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	$1,405,216
2,000	Florida Board of Education Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	2,089,540
		$3,494,756
Insured-Hospital — 11.1%
$1,000	Coral Gables, Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$1,050,060

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$1,500	Miami-Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	$1,571,130
1,510	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.25%, 7/1/24(4)	1,703,884
		$4,325,074
Insured-Other Revenue — 9.2%
$1,500	Miami-Dade County, (Professional Sports Franchise), (MBIA), 4.75%, 10/1/30	$1,517,715
2,000	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	2,095,000
		$3,612,715
Insured-Pooled Loans — 3.7%
$1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/23	$741,076
1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/24	707,089
		$1,448,165
Insured-Private Education — 4.4%
$700	Broward County Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	$692,664
1,000	Broward County Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/36	1,049,770
		$1,742,434
Insured-Sewer Revenue — 2.7%
$1,000	Pinellas County, Sewer, (FSA), 5.00%, 10/1/32	$1,045,950
		$1,045,950
Insured-Special Assessment Revenue — 7.4%
$2,780	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	$2,902,681
		$2,902,681
Insured-Special Tax Revenue — 37.3%
$1,000	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/27	$1,056,610
1,250	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/32	1,320,762
1,000	Dade County, Residual Certificates, (AMBAC), Variable Rate, 6.995%, 10/1/35(1)(3)	1,045,410
1,500	Jacksonville Capital Improvements, (AMBAC), 5.00%, 10/1/30	1,560,285
3,750	Jacksonville Transportation Revenue, (MBIA), 5.00%, 10/1/31	3,874,762

See notes to financial statements

Eaton Vance Insured Florida Municipal Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,275	Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27	$1,348,109
600	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	139,650
8,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,498,400
225	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	229,561
440	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.832%, 7/1/28(1)(3)	475,394
750	Orange County Tourist Development, (AMBAC), Variable Rate, 7.37%, 10/1/30(1)(3)	869,430
445	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	172,162
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	394,620
1,120	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/20	618,912
		$14,604,067
Insured-Transportation — 13.5%
$1,500	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27	$1,503,960
1,605	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/24	733,148
1,950	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/25	849,479
1,700	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/26	705,993
330	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.075%, 7/1/32(1)(3)	371,857
940	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 7.077%, 7/1/36(1)(3)	1,120,048
		$5,284,485
Insured-Utilities — 7.2%
$1,550	Daytona Beach, Utility System Revenue, (AMBAC), 5.00%, 11/15/32	$1,616,898
4,675	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/32	1,206,103
		$2,823,001
Insured-Water and Sewer — 18.7%
$1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	$1,022,870
1,500	Jacksonville Electric Authority, Water and Sewer System, (MBIA), 4.75%, 10/1/30	1,527,495
2,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/27	2,104,280

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$1,000	Marion County Utility System, (MBIA), 5.00%, 12/1/33	$1,046,210
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,078,260
500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 5.44%, 10/1/27(1)(2)	525,745
		$7,304,860
Total Tax-Exempt Investments — 153.1% (identified cost $56,663,674)		$59,915,999
Other Assets, Less Liabilities — 4.4%		$1,723,762
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.5)%		$(22,510,941)
Net Assets Applicable to Common Shares — 100.0%		$39,128,820

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 91.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 48.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $4,966,084 or 12.7% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 154.9%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 2.5%
$600	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$685,272
		$685,272
Hospital — 9.8%
$1,000	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	$1,054,130
1,500	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.75%, 7/1/32	1,628,025
		$2,682,155
Insured-Electric Utilities — 2.9%
$750	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	$793,815
		$793,815
Insured-Escrowed/Prerefunded — 21.6%
$3,000	Massachusetts College Building Authority, (MBIA), Escrowed to Maturity, 0.00%, 5/1/26	$1,301,220
1,600	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), Prerefunded to 1/1/12, 5.375%, 1/1/42	1,750,880
1,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.072%, 7/1/32(1)(2)	1,223,680
1,500	University of Massachusetts Building Authority, (AMBAC), Prerefunded to 11/1/14, 5.125%, 11/1/34	1,647,975
		$5,923,755
Insured-General Obligations — 8.8%
$2,000	Massachusetts, (MBIA), 5.25%, 8/1/28	$2,324,880
75	Sandwich, (MBIA), 4.50%, 7/15/29	76,378
		$2,401,258
Insured-Hospital — 4.7%
$1,210	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), 5.00%, 5/15/25	$1,272,254
		$1,272,254

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 15.0%
$1,750	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$1,838,550
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	1,042,110
1,000	Puerto Rico Public Buildings Authority, (CIFG), Variable Rate, 7.825%, 7/1/36(1)(2)	1,241,210
		$4,121,870
Insured-Other — 4.6%
$1,000	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,254,370
		$1,254,370
Insured-Pooled Loans — 3.3%
$800	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 7.075%, 8/1/27(1)(2)	$914,840
		$914,840
Insured-Private Education — 24.2%
$1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	$1,159,370
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,257,090
585	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	687,088
250	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), Variable Rate, 7.78%, 9/1/32(1)(2)	380,890
1,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,588,545
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	778,762
500	Massachusetts Development Finance Agency, (Western New England College), (AGC), 5.00%, 9/1/33	525,125
250	Massachusetts Industrial Finance Agency, (Tufts University), (MBIA), 4.75%, 2/15/28	252,307
		$6,629,177
Insured-Public Education — 11.3%
$700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$847,196
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), 5.125%, 10/1/34	1,057,340

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Public Education (continued)
$1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	$1,199,243
		$3,103,779
Insured-Special Tax Revenue — 9.0%
$1,280	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32(3)	$1,335,744
750	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	695,812
250	Massachusetts School Building Authority, Sales Tax, (FSA), 5.00%, 8/15/30	264,778
500	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	175,995
		$2,472,329
Insured-Transportation — 14.2%
$5,700	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$2,218,098
1,250	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,283,888
335	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 7.077%, 7/1/36(1)(2)	399,166
		$3,901,152
Insured-Water and Sewer — 13.6%
$1,250	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	$1,134,813
2,500	Massachusetts Water Resources Authority, (FSA), 5.00%, 8/1/32	2,597,875
		$3,732,688
Nursing Home — 2.7%
$745	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.15%, 7/1/31	$749,537
		$749,537
Private Education — 6.7%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	$534,300
750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	775,898
500	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.125%, 6/1/24	527,740
		$1,837,938

Principal Amount (000's omitted)	Security	Value
Total Tax-Exempt Investments — 154.9% (identified cost $39,416,040)		$42,476,189
Other Assets, Less Liabilities — 1.6%		$446,031
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.5)%		$(15,502,972)
Net Assets Applicable to Common Shares — 100.0%		$27,419,248

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 86.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 27.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $4,159,786 or 15.2% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 156.6%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 5.6%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,309,112
		$1,309,112
Hospital — 20.0%
$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/30	$406,000
1,000	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	1,075,070
1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	1,584,480
1,500	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	1,589,430
		$4,654,980
Insured-Electric Utilities — 2.3%
$500	Michigan Strategic Fund, Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$526,620
		$526,620
Insured-Escrowed / Prerefunded — 25.8%
$750	Detroit School District, (School Bond Loan Fund), Prerefunded to 5/1/12, (FSA), 5.125%, 5/1/31	$808,275
1,150	Michigan Hospital Finance Authority, (St. John Health System), Escrowed to Maturity, (AMBAC), 5.00%, 5/15/28	1,181,061
1,000	Michigan Trunk Line, Prerefunded to 11/1/11, (FSA), 5.00%, 11/1/25	1,066,690
1,095	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.072%, 7/1/32(1)(2)	1,339,930
1,500	Reed City Public Schools, Prerefunded to 5/1/14, (FSA), 5.00%, 5/1/29	1,629,495
		$6,025,451
Insured-General Obligations — 21.4%
$325	Brandon School District, (FSA), 4.50%, 5/1/35	$324,727
1,960	Grand Rapids and Kent County, Joint Building Authority, (Devos Place), (MBIA), 0.00%, 12/1/27	760,794
4,000	Grand Rapids and Kent County, Joint Building Authority, (MBIA), 0.00%, 12/1/30	1,338,680
750	Greenville, Public Schools, (MBIA), 5.00%, 5/1/25	784,012
1,330	Okemos, Public School District, (MBIA), 0.00%, 5/1/19	786,203
1,000	Van Buren Township, (Local Development Authority), (XLCA), 4.50%, 10/1/31	997,760
		$4,992,176

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 9.3%
$500	Michigan Hospital Finance Authority, Mid-Michigan Obligation Group, (AMBAC), 5.00%, 4/15/32	$516,320
1,590	Royal Oak, Hospital Finance Authority Revenue, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,659,880
		$2,176,200
Insured-Lease Revenue / Certificates of Participation — 18.6%
$1,750	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/22	$883,680
2,615	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/23	1,258,600
3,100	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	962,891
1,000	Puerto Rico Public Buildings Authority, (CIFG), Variable Rate, 7.825%, 7/1/36(1)(2)	1,241,210
		$4,346,381
Insured-Public Education — 10.1%
$1,500	Central Michigan University, (AMBAC), 5.05%, 10/1/32(3)	$1,575,105
750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	789,443
		$2,364,548
Insured-Sewer Revenue — 5.6%
$1,250	Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31	$1,310,275
		$1,310,275
Insured-Special Tax Revenue — 17.9%
$1,500	Lansing, Building Authority, (MBIA), 5.00%, 6/1/29	$1,570,440
1,500	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	1,565,805
1,000	Ypsilanti, Community Utilities Authority, (San Sewer System), (FGIC), 5.00%, 5/1/32	1,038,180
		$4,174,425
Insured-Utility — 6.9%
$1,000	Lansing, Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/25	$1,058,810
510	Lansing, Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/26	536,046
		$1,594,856

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water Revenue — 10.9%
$1,600	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,650,720
800	Detroit, Water Supply System, (MBIA), Variable Rate, 6.88%, 7/1/34(1)(2)	896,720
		$2,547,440
Private Education — 2.2%
$500	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$514,495
		$514,495
Total Tax-Exempt Investments — 156.6% (identified cost $34,040,011)		$36,536,959
Other Assets, Less Liabilities — 1.3%		$302,704
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.9)%		$(13,505,029)
Net Assets Applicable to Common Shares — 100.0%		$23,334,634

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 82.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.4% to 25.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $3,477,860 or 14.9% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 153.9%
Principal Amount (000's omitted)	Security	Value
Hospital — 8.3%
$100	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$102,925
180	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	183,620
150	Camden County, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	157,398
1,300	Camden County, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,397,253
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	636,242
575	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	620,770
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	258,220
		$3,356,428
Insured-Escrowed / Prerefunded — 4.7%
$1,550	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.072%, 7/1/32(1)(2)	$1,896,704
		$1,896,704
Insured-General Obligations — 30.0%
$2,260	Bayonne, (FSA), 0.00%, 7/1/22	$1,156,103
2,415	Bayonne, (FSA), 0.00%, 7/1/23	1,178,134
1,500	Bordentown, Regional School District Board of Education, (FGIC), 5.00%, 1/15/30(3)	1,570,935
2,000	Hudson County Improvement Authority, (MBIA), 0.00%, 12/15/38	453,540
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,323,860
2,960	Jackson Township, School District, (MBIA), 2.50%, 6/15/27	2,259,753
1,250	Jersey City, (FSA), 5.25%, 9/1/23	1,350,225
530	Madison Borough, Board of Education, (MBIA), 4.75%, 7/15/35	543,960
350	Monroe Township Board of Education, (MBIA), 4.50%, 4/1/33	352,289
1,000	Old Bridge Township Board of Education, (MBIA), 4.375%, 7/15/32	1,005,010
		$12,193,809
Insured-Hospital — 9.3%
$2,750	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	$2,859,120
900	New Jersey Health Care Facilities Financing Authority, (Jersey City Medical Center), (AMBAC), 5.00%, 8/1/41	925,938
		$3,785,058

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 14.1%
$445	Gloucester County, Improvements Authority, (MBIA), 4.75%, 9/1/30	$458,862
2,670	Lafayette Yard, Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35	2,748,551
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31	1,290,825
1,000	Puerto Rico Public Buildings Authority, (CIFG), Variable Rate, 7.825%, 7/1/36(1)(2)	1,241,210
		$5,739,448
Insured-Pooled Loans — 2.7%
$950	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 7.075%, 8/1/27(1)(2)	$1,086,372
		$1,086,372
Insured-Private Education — 2.6%
$1,000	New Jersey Educational Facilities Authority, (Kean University), (FGIC), 5.00%, 7/1/28	$1,049,870
		$1,049,870
Insured-Public Education — 18.5%
$1,200	New Jersey Economic Development Authority, (School Facilities), (FGIC), 5.00%, 7/1/33	$1,248,240
1,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 5.125%, 7/1/30	1,586,655
3,990	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	4,176,253
475	University of New Jersey Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	496,755
		$7,507,903
Insured-Sewer Revenue — 3.7%
$690	Passaic Valley, Sewer Commissioners, (FGIC), 2.50%, 12/1/32	$498,442
2,500	Rahway Valley, Sewerage Authority, (MBIA), 0.00%, 9/1/27	999,550
		$1,497,992
Insured-Special Tax Revenue — 14.3%
$10,000	Garden State, New Jersey Preservation Trust, (FSA), 0.00%, 11/1/28	$3,782,600
1,555	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	601,598
890	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	220,542
6,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	1,222,975
		$5,827,715

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 23.0%
$6,155	New Jersey Transportation Trust Fund Authority, (AMBAC), 0.00%, 12/15/36	$1,571,679
600	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/30	698,304
800	Newark, Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/23	843,968
1,500	Newark, Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	1,569,030
1,290	Port Authority of New York and New Jersey, (FSA), Variable Rate, 7.035%, 11/1/27(1)(2)	1,498,593
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	1,046,870
2,000	South Jersey, Transportation Authority, (FGIC), 5.00%, 11/1/33	2,108,000
		$9,336,444
Insured-Water and Sewer — 5.1%
$4,500	Middlesex County, Improvements Authority Utilities System, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$2,077,290
		$2,077,290
Private Education — 3.2%
$1,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	$1,302,888
		$1,302,888
Senior Living / Life Care — 1.5%
$600	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$610,392
		$610,392
Special Tax Revenue — 5.0%
$150	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$157,670
500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	526,445
Special Tax Revenue (continued)
$500	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	$537,810
750	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	801,690
		$2,023,615

Principal Amount (000's omitted)	Security	Value
Transportation — 7.9%
$1,250	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,306,975
1,825	South Jersey, Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,895,591
		$3,202,566
Total Tax-Exempt Investments — 153.9% (identified cost $57,912,957)		$62,494,494
Other Assets, Less Liabilities — 1.6%		$634,790
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.5)%		$(22,509,629)
Net Assets Applicable to Common Shares — 100.0%		$40,619,655

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 83.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 22.7% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $5,722,879 or 14.1% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 153.8%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.7%
$665	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	$694,253
		$694,253
General Obligations — 8.3%
$1,000	New York, 5.00%, 6/1/30	$1,048,030
1,650	New York, 5.25%, 1/15/28	1,750,006
500	New York City, 5.25%, 8/15/26	536,090
		$3,334,126
Hospital — 2.0%
$750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$798,202
		$798,202
Industrial Development Revenue — 2.9%
$1,160	New York City Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	$1,181,274
		$1,181,274
Insured-Electric Utilities — 5.9%
$2,250	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	$2,362,118
		$2,362,118
Insured-Escrowed / Prerefunded — 3.2%
$580	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/19, Variable Rate, 9.189%, 7/1/29(1)(2)	$693,912
500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.072%, 7/1/32(1)(2)	611,840
		$1,305,752
Insured-General Obligations — 9.7%
$2,245	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$2,340,053
1,500	Sachem School District, (MBIA), 5.00%, 6/15/27	1,586,985
		$3,927,038
Insured-Lease Revenue / Certificates of Participation — 3.1%
$1,000	Puerto Rico Public Buildings Authority, (CIFG), Variable Rate, 7.825%, 7/1/36(1)(2)	$1,241,210
		$1,241,210

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 23.6%
$1,930	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$2,011,967
2,000	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), 5.125%, 7/1/31	2,112,420
2,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	2,036,460
1,750	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	1,746,973
1,575	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,603,649
		$9,511,469
Insured-Private Education — 22.1%
$1,000	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/31	$1,033,440
2,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	2,632,375
2,265	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.00%, 7/1/29	2,387,582
605	New York Dormitory Authority, (Fordham University), (FGIC), 5.00%, 7/1/32	633,447
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	1,033,440
500	New York Dormitory Authority, (Skidmore College), (FGIC), 5.00%, 7/1/33	524,690
625	New York Dormitory Authority, (University of Rochester), (MBIA), 5.00%, 7/1/27	643,438
		$8,888,412
Insured-Public Education — 4.3%
$1,500	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/30	$1,726,560
		$1,726,560
Insured-Special Tax Revenue — 14.0%
$700	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$711,949
400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	418,228
1,385	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	535,829
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	463,488
740	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	183,372
2,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	752,350

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$14,975	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	$2,560,126
		$5,625,342
Insured-Transportation — 21.9%
$2,000	Metropolitan Transportation Authority, Transportation Revenue Bonds, (FGIC), 5.25%, 11/15/31	$2,141,320
835	Port Authority of New York and New Jersey, (FSA), Variable Rate, 7.035%, 11/1/27(1)(2)	970,020
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 7.164%, 7/1/28(1)(2)	1,085,400
375	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	436,298
2,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	2,093,740
2,000	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	2,081,720
		$8,808,498
Insured-Water and Sewer — 14.0%
$3,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38(3)	$3,121,980
2,400	Niagara Falls Public Water Authority and Sewer System, (MBIA), 5.00%, 7/15/34	2,504,976
		$5,626,956
Insured-Water Revenue — 5.5%
$2,215	New York Environmental Facilities Corp., (MBIA), 4.25%, 6/15/28	$2,200,890
		$2,200,890
Other Revenue — 1.5%
$500	Puerto Rico Infrastructure Financing Authority, Variable Rate, 7.218%, 10/1/32(1)(2)	$617,555
		$617,555
Private Education — 5.1%
$1,000	Dutchess County, Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$1,041,490
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,035,880
		$2,077,370

Principal Amount (000's omitted)	Security	Value
Transportation — 2.6%
$1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,045,580
		$1,045,580
Water Revenue — 2.4%
$950	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	$952,537
		$952,537
Total Tax-Exempt Investments — 153.8% (identified cost $58,887,609)		$61,925,142
Other Assets, Less Liabilities — 2.1%		$846,127
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.9)%		$(22,508,135)
Net Assets Applicable to Common Shares— 100.0%		$40,263,134

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 82.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 28.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $5,219,937 or 13.0% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 155.0%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 2.7%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,053,850
		$1,053,850
Hospital — 3.9%
$900	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$962,946
500	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	532,230
		$1,495,176
Insured-Electric Utilities — 17.6%
$1,500	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	$1,537,515
4,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	1,787,920
1,775	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	756,505
5,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	2,031,100
600	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 6.468%, 7/1/33(1)(2)	648,540
		$6,761,580
Insured-Escrowed / Prerefunded — 3.2%
$615	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.832%, 7/1/28(1)(2)	$664,471
500	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 7.44%, 1/1/29(1)(3)	576,730
		$1,241,201
Insured-General Obligations — 50.9%
$1,500	Ashtabula, School District, (Construction Improvements), (FGIC), 5.00%, 12/1/30(4)	$1,564,155
1,000	Cleveland, Municipal School District, (FSA), 5.00%, 12/1/27	1,056,320
1,500	Columbus, School District, (FSA), 5.00%, 12/1/32	1,635,480
2,075	Cuyahoga, Community College District, (AMBAC), 5.00%, 12/1/32	2,170,886
500	Hilliard, School District, (MBIA), 5.00%, 12/1/27	536,020
600	Lakota, School District, (FGIC), 5.25%, 12/1/26	695,394
2,500	Olentangy, School District, (School Facility Construction and Improvements), (MBIA), 5.00%, 12/1/30	2,606,925
2,400	Plain, School District, (FGIC), 0.00%, 12/1/27	899,952

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,400	Powell, (FGIC), 5.50%, 12/1/32	$1,521,744
2,500	Springboro, Community School District, (MBIA), 5.00%, 12/1/32	2,629,050
500	Tecumseh, School District, (FGIC), 4.75%, 12/1/31	513,085
2,600	Trotwood-Madison, City School District, (School Improvements), (FGIC), 5.00%, 12/1/30	2,714,062
1,000	Zanesville, School District, (School Improvements), (MBIA), 5.05%, 12/1/29	1,056,720
		$19,599,793
Insured-Hospital — 6.8%
$1,000	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	$1,045,590
1,500	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.125%, 5/15/28	1,586,175
		$2,631,765
Insured-Lease Revenue / Certificates of Participation — 9.2%
$1,000	Cleveland, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/27	$1,033,850
1,000	Puerto Rico Public Buildings Authority, (CIFG), Variable Rate, 7.825%, 7/1/36(1)(2)	1,241,210
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	250,700
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,034,200
		$3,559,960
Insured-Pooled Loans — 0.8%
$280	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 7.075%, 8/1/27(1)(2)	$320,194
		$320,194
Insured-Public Education — 14.2%
$3,000	Cincinnati, Technical and Community College, (AMBAC), 5.00%, 10/1/28	$3,152,700
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,269,450
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	1,041,660
		$5,463,810
Insured-Sewer Revenue — 2.9%
$1,100	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,105,489
		$1,105,489

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 12.9%
$4,315	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/22	$2,148,050
5,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/23	2,372,000
1,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/24	452,630
		$4,972,680
Insured-Transportation — 14.7%
$4,000	Cleveland, Airport System, (FSA), 5.00%, 1/1/31	$4,114,640
885	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 7.164%, 7/1/28(1)(2)	960,579
500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	581,730
		$5,656,949
Pooled Loans — 7.3%
$1,500	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,545,045
1,150	Rickenbacker, Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	1,277,627
		$2,822,672
Private Education — 7.9%
$850	Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$902,564
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	1,042,880
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 5.94%, 10/1/29(1)(3)	1,097,420
		$3,042,864
Total Tax-Exempt Investments — 155.0% (identified cost $56,048,774)		$59,727,983
Other Assets, Less Liabilities — 1.8%		$678,587
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.8)%		$(21,875,000)
Net Assets Applicable to Common Shares — 100.0%		$38,531,570

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2006, 85.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 25.2% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $5,509,144 or 14.3% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 155.8%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 0.8%
$325	Puerto Rico Electric Power Authority, Variable Rate, 6.226%, 7/1/29(1)(2)	$360,006
		$360,006
Hospital — 7.9%
$750	Lancaster County, Hospital Authority, 5.50%, 3/15/26	$802,702
350	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	378,651
1,500	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,580,385
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	818,340
		$3,580,078
Insured-Education — 4.2%
$1,900	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36(3)	$1,898,461
		$1,898,461
Insured-Electric Utilities — 9.2%
$3,615	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	$3,709,062
400	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.73%, 7/1/29(1)(4)	469,840
		$4,178,902
Insured-Escrowed / Prerefunded — 15.8%
$1,000	Butler School District, (FSA), Prerefunded to 4/1/14, 5.00%, 4/1/31	$1,085,540
2,500	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), Prerefunded to 4/1/08, 5.00%, 4/1/29	2,577,700
1,355	Philadelphia Natural Gas Works, (FSA), Prerefunded to 8/1/11, 5.125%, 8/1/31	1,449,186
400	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.072%, 7/1/32(1)(4)	489,472
270	Southcentral General Authority, (MBIA), Escrowed to Maturity, 5.25%, 5/15/31	288,206
1,230	Southcentral General Authority, (MBIA), Prerefunded to 5/1/11, 5.25%, 5/15/31	1,326,457
		$7,216,561

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 30.7%
$1,650	Armstrong County, (MBIA), 5.40%, 6/1/31	$1,757,299
4,845	Canon McMillan School District, (FGIC), 0.00%, 12/1/33	1,423,073
500	Canon McMillan School District, (FGIC), 5.25%, 12/1/34	534,140
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	343,910
1,000	Gateway School District, Alleghany County, (FGIC), 5.00%, 10/15/32	1,047,400
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21	1,331,666
2,000	Pennridge School District, (MBIA), 5.00%, 2/15/29	2,092,600
500	Philadelphia, (FSA), 5.00%, 9/15/31	515,390
585	Philadelphia, (FSA), Variable Rate, 6.997%, 9/15/31(1)(4)	639,031
1,000	Pine-Richland School District, (FSA), 5.00%, 9/1/29	1,036,780
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	757,478
1,390	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/29	504,848
1,390	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/30	479,772
1,290	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/31	421,869
1,060	Upper Clair Township, School District, (FSA), 5.00%, 7/15/32	1,102,315
		$13,987,571
Insured-Hospital — 2.3%
$1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	$1,027,980
		$1,027,980
Insured-Industrial Development Revenue — 3.9%
$1,700	Allegheny County Industrial Development Authority, (MBIA), 5.00%, 11/1/29	$1,775,582
		$1,775,582
Insured-Lease Revenue / Certificates of Participation — 7.0%
$1,300	Philadelphia, Authority for Industrial Development Lease Revenue, (FSA), 5.125%, 10/1/26	$1,372,891
1,700	Philadelphia, Authority for Industrial Development Lease Revenue, (FSA), 5.25%, 10/1/30	1,797,971
		$3,170,862
Insured-Other — 1.0%
$450	Erie County Convention Center Authority, (FGIC), 5.00%, 1/15/36	$471,272
		$471,272

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Private Education — 9.8%
$1,000	Chester County Industrial Development Authority Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,037,550
3,315	Delaware County, (Villanova University), (MBIA), 5.00%, 12/1/28	3,416,340
		$4,453,890
Insured-Public Education — 7.9%
$2,400	Lycoming County, College Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	$2,550,072
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	1,040,900
		$3,590,972
Insured-Special Tax Revenue — 15.8%
$4,350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29	$4,503,164
1,925	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	744,744
1,180	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	292,404
8,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	1,636,905
		$7,177,217
Insured-Transportation — 14.4%
$2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	$2,103,200
1,000	Allegheny County, Port Authority, (FGIC), 5.00%, 3/1/29	1,040,120
950	Pennsylvania Turnpike Commission, (FSA), Variable Rate, 7.67%, 1/15/23(1)(4)	1,413,638
815	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 7.077%, 7/1/36(1)(4)	971,105
700	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 7.968%, 7/1/41(1)(4)(5)	1,043,280
		$6,571,343
Insured-Water and Sewer — 14.1%
$1,555	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	$670,018
2,155	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	928,546
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	790,176
1,500	Pennsylvania University Sewer Authority, (MBIA), 5.00%, 11/1/26	1,561,035
1,000	Philadelphia Water and Wastewater, (FGIC), Variable Rate, 6.995%, 11/1/31(1)(4)	1,120,300
580	Pittsburgh Water and Sewer Authority, (AMBAC), Variable Rate, 7.376%, 12/1/27(1)(4)	674,755

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$650	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$684,151
		$6,428,981
Private Education — 6.7%
$3,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$3,059,250
		$3,059,250
Senior Living / Life Changes — 1.1%
$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$205,390
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	305,976
		$511,366
Transportation — 3.2%
$1,400	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,456,420
		$1,456,420
Total Tax-Exempt Investments — 155.8% (identified cost $66,657,220)		$70,916,714
Other Assets, Less Liabilities — 1.3%		$604,232
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.1)%		$(26,004,573)
Net Assets Applicable to Common Shares — 100.0%		$45,516,373

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

September 30, 2006, 87.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 26.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $7,181,427 or 15.8% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2006.

(5)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2006

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
Assets
Investments —
Identified cost	$228,328,350	$87,131,179	$56,663,674
Unrealized appreciation	16,821,906	5,337,997	3,252,325
Investments, at value	$245,150,256	$92,469,176	$59,915,999
Cash	$247,602	$—	$—
Receivable for investments sold	331,573	—	1,180,408
Interest receivable	3,010,837	888,328	985,347
Total assets	$248,740,268	$93,357,504	$62,081,754
Liabilities
Payable for when-issued securities	$3,587,407	$—	$—
Due to custodian	—	308,647	368,473
Payable to affiliate for investment advisory fees	80,332	30,493	20,214
Accrued expenses	101,075	59,466	53,306
Total liabilities	$3,768,814	$398,606	$441,993
Auction preferred shares at liquidation value plus cumulative unpaid dividends	87,508,569	33,759,430	22,510,941
Net assets applicable to common shares	$157,462,885	$59,199,468	$39,128,820
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$99,254	$38,619	$25,755
Additional paid-in capital	140,750,922	54,744,606	36,515,052
Accumulated net realized gain (loss) (computed on the basis of identified cost)	822,482	(759,452)	(471,277)
Undistributed net investment income	184,615	94,976	29,450
Net unrealized appreciation (computed on the basis of identified cost)	15,605,612	5,080,719	3,029,840
Net assets applicable to common shares	$157,462,885	$59,199,468	$39,128,820
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	3,500	1,350	900
Common Shares Outstanding
	9,925,378	3,861,925	2,575,502
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.86	$15.33	$15.19

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Assets and Liabilities

As of September 30, 2006

	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
Assets
Investments —
Identified cost	$39,416,040	$34,040,011	$57,912,957
Unrealized appreciation	3,060,149	2,496,948	4,581,537
Investments, at value	$42,476,189	$36,536,959	$62,494,494
Cash	$—	$—	$69,956
Receivable from the transfer agent	2,971	—	5,140
Interest receivable	516,570	510,398	626,281
Total assets	$42,995,730	$37,047,357	$63,195,871
Liabilities
Due to custodian	$10,993	$152,944	$—
Payable to affiliate for investment advisory fees	14,060	12,075	20,634
Accrued expenses	48,457	42,675	45,953
Total liabilities	$73,510	$207,694	$66,587
Auction preferred shares at liquidation value plus cumulative unpaid dividends	15,502,972	13,505,029	22,509,629
Net assets applicable to common shares	$27,419,248	$23,334,634	$40,619,655
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$17,532	$15,118	$25,638
Additional paid-in capital	24,841,440	21,413,714	36,341,705
Accumulated net realized loss (computed on the basis of identified cost)	(395,925)	(539,493)	(160,910)
Undistributed net investment income	44,610	33,700	60,235
Net unrealized appreciation (computed on the basis of identified cost)	2,911,591	2,411,595	4,352,987
Net assets applicable to common shares	$27,419,248	$23,334,634	$40,619,655
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	620	540	900
Common Shares Outstanding
	1,753,163	1,511,845	2,563,836
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.64	$15.43	$15.84

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Assets and Liabilities

As of September 30, 2006

	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Assets
Investments —
Identified cost	$58,887,609	$56,048,774	$66,657,220
Unrealized appreciation	3,037,533	3,679,209	4,259,494
Investments, at value	$61,925,142	$59,727,983	$70,916,714
Cash	$163,965	$—	$452,814
Receivable for investments sold	—	1,168,760	—
Receivable from the transfer agent	—	1,948	—
Interest receivable	751,451	790,496	824,815
Total assets	$62,840,558	$61,689,187	$72,194,343
Liabilities
Payable for open swap contracts	$—	$—	$498,658
Payable for closed swap contracts	—	—	107,000
Due to custodian	—	1,209,049	—
Payable to affiliate for Trustees' fees	69	—	67
Payable to affiliate for investment advisory fees	20,593	19,807	23,423
Accrued expenses	48,627	53,761	44,249
Total liabilities	$69,289	$1,282,617	$673,397
Auction preferred shares at liquidation value plus cumulative unpaid dividends	22,508,135	21,875,000	26,004,573
Net assets applicable to common shares	$40,263,134	$38,531,570	$45,516,373
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$25,549	$25,127	$29,432
Additional paid-in capital	36,204,414	35,610,746	41,716,097
Accumulated net realized gain (loss) (computed on the basis of identified cost)	1,061,753	(501,318)	(65,378)
Accumulated undistributed net investment income	161,206	32,884	42,786
Net unrealized appreciation (computed on the basis of identified cost)	2,810,212	3,364,131	3,793,436
Net assets applicable to common shares	$40,263,134	$38,531,570	$45,516,373
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	900	875	1,040
Common Shares Outstanding
	2,554,928	2,512,727	2,943,172
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.76	$15.33	$15.47

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Operations

For the Year Ended September 30, 2006

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
Investment Income
Interest	$12,042,143	$4,453,961	$2,980,741
Total investment income	$12,042,143	$4,453,961	$2,980,741
Expenses
Investment adviser fee	$1,321,358	$501,015	$333,311
Trustees' fees and expenses	11,735	6,904	1,726
Legal and accounting services	43,622	41,707	38,644
Printing and postage	19,178	9,588	7,837
Custodian fee	143,383	54,729	41,368
Transfer and dividend disbursing agent fees	121,342	52,281	37,390
Preferred shares remarketing agent fee	218,752	84,373	56,250
Miscellaneous	45,944	33,865	32,360
Total expenses	$1,925,314	$784,462	$548,886
Deduct —
Reduction of custodian fee	$23,257	$12,523	$4,312
Reduction of investment adviser fee	360,368	136,640	90,903
Total expense reductions	$383,625	$149,163	$95,215
Net expenses	$1,541,689	$635,299	$453,671
Net investment income	$10,500,454	$3,818,662	$2,527,070
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(16,003)	$(117,587)	$198,356
Financial futures contracts	4,379,013	1,384,983	854,528
Net realized gain	$4,363,010	$1,267,396	$1,052,884
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$4,432,094	$1,684,279	$429,413
Financial futures contracts	(2,788,744)	(843,928)	(577,247)
Net change in unrealized appreciation (depreciation)	$1,643,350	$840,351	$(147,834)
Net realized and unrealized gain	$6,006,360	$2,107,747	$905,050
Distributions to preferred shareholders
From net investment income	$(2,631,920)	$(937,884)	$(684,139)
Net increase in net assets from operations	$13,874,894	$4,988,525	$2,747,981

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Operations

For the Year Ended September 30, 2006

	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
Investment Income
Interest	$2,057,718	$1,793,466	$3,019,094
Total investment income	$2,057,718	$1,793,466	$3,019,094
Expenses
Investment adviser fee	$230,928	$198,787	$338,123
Trustees' fees and expenses	1,726	154	1,710
Legal and accounting services	33,925	30,501	34,039
Printing and postage	7,738	6,900	11,715
Custodian fee	33,110	33,815	46,272
Transfer and dividend disbursing agent fees	28,319	26,033	38,431
Preferred shares remarketing agent fee	38,748	33,104	56,250
Miscellaneous	29,641	24,650	27,750
Total expenses	$404,135	$353,944	$554,290
Deduct —
Reduction of custodian fee	$6,120	$4,633	$10,347
Reduction of investment adviser fee	62,979	54,214	92,215
Total expense reductions	$69,099	$58,847	$102,562
Net expenses	$335,036	$295,097	$451,728
Net investment income	$1,722,682	$1,498,369	$2,567,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$124,091	$118,478	$210,722
Financial futures contracts	732,010	511,945	1,094,595
Net realized gain	$856,101	$630,423	$1,305,317
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$618,339	$303,340	$1,035,914
Financial futures contracts	(407,508)	(229,494)	(616,975)
Net change in unrealized appreciation (depreciation)	$210,831	$73,846	$418,939
Net realized and unrealized gain	$1,066,932	$704,269	$1,724,256
Distributions to preferred shareholders
From net investment income	$(447,955)	$(381,488)	$(648,584)
Net increase in net assets from operations	$2,341,659	$1,821,150	$3,643,038

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Operations

For the Year Ended September 30, 2006

	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Investment Income
Interest	$2,964,064	$2,890,845	$3,432,755
Total investment income	$2,964,064	$2,890,845	$3,432,755
Expenses
Investment adviser fee	$338,359	$326,163	$385,434
Trustees' fees and expenses	1,642	1,725	1,827
Legal and accounting services	37,875	33,907	34,583
Printing and postage	7,249	9,125	12,075
Custodian fee	39,389	40,456	55,382
Transfer and dividend disbursing agent fees	28,681	37,235	42,931
Preferred shares remarketing agent fee	56,250	54,688	64,999
Miscellaneous	27,045	31,001	28,507
Total expenses	$536,490	$534,300	$625,738
Deduct —
Reduction of custodian fee	$10,021	$10,974	$12,899
Reduction of investment adviser fee	92,280	88,954	105,118
Total expense reductions	$102,301	$99,928	$118,017
Net expenses	$434,189	$434,372	$507,721
Net investment income	$2,529,875	$2,456,473	$2,925,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$694,203	$168,875	$159,372
Financial futures contracts	1,126,461	1,268,821	1,766,510
Swap contracts	—	—	(223,978)
Net realized gain	$1,820,664	$1,437,696	$1,701,904
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$181,082	$622,046	$981,471
Financial futures contracts	(630,916)	(789,434)	(544,764)
Swap contracts	—	—	(498,658)
Net change in unrealized appreciation (depreciation)	$(449,834)	$(167,388)	$(61,951)
Net realized and unrealized gain	$1,370,830	$1,270,308	$1,639,953
Distributions to preferred shareholders
From net investment income	$(612,672)	$(660,891)	$(783,269)
From net realized gain	(37,328)	—	—
Net increase in net assets from operations	$3,250,705	$3,065,890	$3,781,718

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
From operations —
Net investment income	$10,500,454	$3,818,662	$2,527,070
Net realized gain from investment transactions and financial futures contracts	4,363,010	1,267,396	1,052,884
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,643,350	840,351	(147,834)
Distributions to preferred shareholders — From net investment income	(2,631,920)	(937,884)	(684,139)
Net increase in net assets from operations	$13,874,894	$4,988,525	$2,747,981
Distributions to common shareholders —
From net investment income	$(8,416,039)	$(2,983,698)	$(1,912,090)
Total distributions to common shareholders	$(8,416,039)	$(2,983,698)	$(1,912,090)
Capital share transactions
Reinvestment of distributions to common shareholders	$67,445	$7,738	$24,117
Net increase in net assets from capital share transactions	$67,445	$7,738	$24,117
Net increase in net assets	$5,526,300	$2,012,565	$860,008
Net Assets Applicable to Common Shares
At beginning of year	$151,936,585	$57,186,903	$38,268,812
At end of year	$157,462,885	$59,199,468	$39,128,820
Undistributed net investment income included in net assets applicable to common shares
At end of year	$184,615	$94,976	$29,450

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
From operations —
Net investment income	$1,722,682	$1,498,369	$2,567,366
Net realized gain from investment transactions and financial futures contracts	856,101	630,423	1,305,317
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	210,831	73,846	418,939
Distributions to preferred shareholders —
From net investment income	(447,955)	(381,488)	(648,584)
Net increase in net assets from operations	$2,341,659	$1,821,150	$3,643,038
Distributions to common shareholders —
From net investment income	$(1,400,956)	$(1,166,029)	$(2,101,233)
Total distributions to common shareholders	$(1,400,956)	$(1,166,029)	$(2,101,233)
Capital share transactions
Reinvestment of distributions to common shareholders	$37,096	$9,334	$45,513
Net increase in net assets from capital share transactions	$37,096	$9,334	$45,513
Net increase in net assets	$977,799	$664,455	$1,587,318
Net Assets Applicable to Common Shares
At beginning of year	$26,441,449	$22,670,179	$39,032,337
At end of year	$27,419,248	$23,334,634	$40,619,655
Undistributed net investment income included in net assets applicable to common shares
At end of year	$44,610	$33,700	$60,235

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
From operations —
Net investment income	$2,529,875	$2,456,473	$2,925,034
Net realized gain from investment transactions financial futures contracts and swap contracts	1,820,664	1,437,696	1,701,904
Net change in unrealized appreciation (depreciation) from investments financial futures contracts and swap contracts	(449,834)	(167,388)	(61,951)
Distributions to preferred shareholders —
From net investment income	(612,672)	(660,891)	(783,269)
From net realized gain	(37,328)	—	—
Net increase in net assets from operations	$3,250,705	$3,065,890	$3,781,718
Distributions to common shareholders —
From net investment income	$(1,870,200)	$(1,789,062)	$(2,199,819)
From net realized gain	(217,935)	—	—
Total distributions to common shareholders	$(2,088,135)	$(1,789,062)	$(2,199,819)
Capital share transactions
Reinvestment of distributions to common shareholders	$—	$—	$14,661
Net increase in net assets from capital share transactions	$—	$—	$14,661
Net increase in net assets	$1,162,570	$1,276,828	$1,596,560
Net Assets Applicable to Common Shares
At beginning of year	$39,100,564	$37,254,742	$43,919,813
At end of year	$40,263,134	$38,531,570	$45,516,373
Undistributed net investment income included in net assets applicable to common shares
At end of year	$161,206	$32,884	$42,786

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2005

Increase (Decrease) in Net Assets	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
From operations —
Net investment income	$10,846,557	$3,890,616	$2,614,424
Net realized gain from investment transactions and financial futures contracts	(3,697,302)	(1,103,866)	(642,114)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	7,278,731	2,475,785	1,670,118
Distributions to preferred shareholders — From net investment income	(1,672,528)	(558,126)	(408,998)
From net realized gain	(2,835)	—	—
Net increase in net assets from operations	$12,752,623	$4,704,409	$3,233,430
Distributions to common shareholders —
From net investment income	$(9,921,669)	$(3,559,348)	$(2,330,794)
From net realized gain	(28,757)	—	—
Total distributions to common shareholders	$(9,950,426)	$(3,559,348)	$(2,330,794)
Capital share transactions
Reinvestment of distributions to common shareholders	$77,370	$86,785	$154,716
Net increase in net assets from capital share transactions	$77,370	$86,785	$154,716
Net increase in net assets	$2,879,567	$1,231,846	$1,057,352
Net Assets Applicable to Common Shares
At beginning of year	$149,057,018	$55,955,057	$37,211,460
At end of year	$151,936,585	$57,186,903	$38,268,812
Undistributed net investment income included in net assets applicable to common shares
At end of year	$773,207	$213,260	$107,874

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2005

Increase (Decrease) in Net Assets	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
From operations —
Net investment income	$1,802,336	$1,568,355	$2,659,492
Net realized gain from investment transactions and financial futures contracts	(609,169)	(627,156)	(531,919)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,117,600	978,843	1,390,392
Distributions to preferred shareholders —
From net investment income	(250,700)	(247,412)	(406,069)
Net increase in net assets from operations	$2,060,067	$1,672,630	$3,111,896
Distributions to common shareholders —
From net investment income	$(1,657,895)	$(1,431,507)	$(2,456,689)
Total distributions to common shareholders	$(1,657,895)	$(1,431,507)	$(2,456,689)
Capital share transactions
Reinvestment of distributions to common shareholders	$57,153	$33,377	$50,800
Net increase in net assets from capital share transactions	$57,153	$33,377	$50,800
Net increase in net assets	$459,325	$274,500	$706,007
Net Assets Applicable to Common Shares
At beginning of year	$25,982,124	$22,395,679	$38,326,330
At end of year	$26,441,449	$22,670,179	$39,032,337
Undistributed net investment income included in net assets applicable to common shares
At end of year	$178,054	$89,907	$242,532

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2005

Increase (Decrease) in Net Assets	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
From operations —
Net investment income	$2,574,609	$2,526,350	$2,997,257
Net realized gain from investment transactions and financial futures contracts	(60,395)	(1,337,713)	(617,701)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,239,929	1,865,829	2,343,740
Distributions to preferred shareholders —
From net investment income	(378,349)	(434,877)	(507,628)
Net increase in net assets from operations	$3,375,794	$2,619,589	$4,215,668
Distributions to common shareholders —
From net investment income	$(2,379,407)	$(2,163,391)	$(2,685,275)
Total distributions to common shareholders	$(2,379,407)	$(2,163,391)	$(2,685,275)
Capital share transactions
Reinvestment of distributions to common shareholders	$15,536	$52,662	$37,173
Net increase in net assets from capital share transactions	$15,536	$52,662	$37,173
Net increase in net assets	$1,011,923	$508,860	$1,567,566
Net Assets Applicable to Common Shares
At beginning of year	$38,088,641	$36,745,882	$42,352,247
At end of year	$39,100,564	$37,254,742	$43,919,813
Undistributed net investment income included in net assets applicable to common shares
At end of year	$112,592	$48,190	$107,068

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$15.310	$15.030	$14.790	$14.325	(3)
Income (loss) from operations
Net investment income	$1.058	$1.094	$1.162	$0.879
Net realized and unrealized gain	0.605	0.359	0.334	0.508
Distributions to preferred shareholders
From net investment income	(0.265)	(0.169)	(0.080)	(0.071)
From net realized gain	—	0.000 (4)	(0.017)	—
Total income from operations	$1.398	$1.284	$1.399	$1.316
Less distributions to common shareholders
From net investment income	$(0.848)	$(1.001)	$(1.001)	$(0.714)
From net realized gain	—	(0.003)	(0.158)	—
Total distributions to common shareholders	$(0.848)	$(1.004)	$(1.159)	$(0.714)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.048)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.089)
Net asset value — End of year (Common shares)	$15.860	$15.310	$15.030	$14.790
Market value — End of year (Common shares)	$15.310	$16.170	$14.820	$14.000
Total Investment Return on Net Asset Value(5)	9.56%	8.77%	10.00%	8.46	%(6)
Total Investment Return on Market Value(5)	0.13%	16.51%	14.59%	2.67	%(6)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$157,463	$151,937	$149,057	$146,574
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee reduction(7)	1.02%	1.03%	1.00%	0.86	%(8)
Expenses after custodian fee reduction(7)	1.01%	1.02%	1.00%	0.84	%(8)
Net investment income(7)	6.87%	7.11%	7.92%	7.14	%(8)
Portfolio Turnover	43%	11%	34%	79%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average net assets applicable to common and preferred shares):
Expenses before custodian fee reduction(7)	0.65%	0.65%	0.63%	0.57	%(8)
Expenses after custodian fee reduction(7)	0.64%	0.65%	0.62%	0.56	%(8)
Net investment income(7)	4.37%	4.52%	4.94%	4.72	%(8)

Senior Securities:

Total preferred shares outstanding	3,500	3,500	3,500	3,500
Asset coverage per preferred share(9)	$69,992	$68,411	$67,599	$66,893
Involuntary liquidation preference per preferred share(10)	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Equal to less than $0.001 per share.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$14.810	$14.510	$14.560	$14.325	(3)
Income (loss) from operations
Net investment income	$0.989	$1.008	$1.060	$0.822
Net realized and unrealized gain (loss)	0.547	0.360	(0.022)	0.281
Distributions to preferred shareholders
From net investment income	(0.243)	(0.145)	(0.076)	(0.050)
From net realized gain	—	—	(0.004)	—
Total income from operations	$1.293	$1.223	$0.958	$1.053
Less distributions to common shareholders
From net investment income	$(0.773)	$(0.923)	$(0.948)	$(0.675)
From net realized gain	—	—	(0.060)	—
Total distributions to common shareholders	$(0.773)	$(0.923)	$(1.008)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.054)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.089)
Net asset value — End of year (Common shares)	$15.330	$14.810	$14.510	$14.560
Market value — End of year (Common shares)	$14.635	$14.770	$14.580	$13.800
Total Investment Return on Net Asset Value(4)	9.15%	8.65%	6.84%	6.62	%(5)
Total Investment Return on Market Value(4)	4.49%	7.84%	13.27%	1.06	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$59,199	$57,187	$55,955	$56,083
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee reduction(6)	1.13%	1.10%	1.09%	0.98	%(7)
Expenses after custodian fee reduction(6)	1.11%	1.06%	1.08%	0.96	%(7)
Net investment income(6)	6.66%	6.81%	7.27%	6.75	%(7)
Portfolio Turnover	18%	15%	13%	36%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average net assets applicable to common and preferred shares):
Expenses before custodian fee reduction(6)	0.71%	0.69%	0.68%	0.64	%(7)
Expenses after custodian fee reduction(6)	0.70%	0.67%	0.67%	0.63	%(7)
Net investment income(6)	4.19%	4.28%	4.54%	4.46	%(7)

Senior Securities:

Total preferred shares outstanding	1,350	1,350	1,350	1,350
Asset coverage per preferred share(8)	$68,858	$67,364	$66,455	$66,545
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Florida Fund
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$14.870	$14.520	$14.550	$14.325	(3)
Income (loss) from operations
Net investment income	$0.981	$1.018	$1.062	$0.788
Net realized and unrealized gain	0.348	0.399	0.002 (4)	0.319
Distributions to preferred shareholders
From net investment income	(0.266)	(0.159)	(0.077)	(0.060)
From net realized gain	—	—	(0.007)	—
Total income from operations	$1.063	$1.258	$0.980	$1.047
Less distributions to common shareholders
From net investment income	$(0.743)	$(0.908)	$(0.930)	$(0.675)
From net realized gain	—	—	(0.080)	—
Total distributions to common shareholders	$(0.743)	$(0.908)	$(1.010)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.058)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.089)
Net asset value — End of period (Common shares)	$15.190	$14.870	$14.520	$14.550
Market value — End of period (Common shares)	$14.410	$14.980	$14.750	$14.100
Total Investment Return on Net Asset Value(5)	7.64%	8.85%	7.12%	6.37	%(6)
Total Investment Return on Market Value(5)	1.37%	7.94%	12.29%	3.08	%(6)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Florida Fund
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$39,129	$38,269	$37,211	$37,186
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee reduction(7)	1.20%	1.17%	1.14%	1.04	%(8)
Expenses after custodian fee reduction(7)	1.19%	1.16%	1.14%	0.98	%(8)
Net investment income(7)	6.63%	6.84%	7.30%	6.45	%(8)
Portfolio Turnover	17%	14%	19%	29%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average net assets applicable to common and preferred shares):
Expenses before custodian fee reduction(7)	0.76%	0.74%	0.71%	0.69	%(8)
Expenses after custodian fee reduction(7)	0.75%	0.73%	0.71%	0.65	%(8)
Net investment income(7)	4.17%	4.30%	4.55%	4.25	%(8)

Senior Securities:

Total preferred shares outstanding	900	900	900	900
Asset coverage per preferred share(9)	$68,489	$67,528	$66,348	$66,319
Involuntary liquidation preference per preferred share(10)	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  The per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of reinvested shares of the Fund and the amount of per share realized gains and losses at such time.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this number by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period (Common shares)	$15.100	$14.870	$14.670	$14.325	(3)
Income (loss) from operations
Net investment income	$0.983	$1.031	$1.109	$0.823
Net realized and unrealized gain	0.613	0.290	0.350	0.411
Distributions to preferred shareholders
From net investment income	(0.256)	(0.143)	(0.069)	(0.058)
From net realized gain	—	—	(0.017)	—
Total income from operations	$1.340	$1.178	$1.373	$1.176
Less distributions to common shareholders
From net investment income	$(0.800)	$(0.948)	$(0.948)	$(0.675)
From net realized gain	—	—	(0.225)	—
Total distributions to common shareholders	$(0.800)	$(0.948)	$(1.173)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.066)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.090)
Net asset value — End of period (Common shares)	$15.640	$15.100	$14.870	$14.670
Market value — End of period (Common shares)	$16.090	$17.350	$15.570	$14.450
Total Investment Return on Net Asset Value(4)	9.14%	7.74%	9.74%	7.22	%(5)
Total Investment Return on Market Value(4)	(2.28)%	18.23%	16.66%	5.61	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$27,419	$26,441	$25,982	$25,586
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee(6)	1.29%	1.25%	1.24%	1.10	%(7)
Expenses after custodian fee reduction(6)	1.26%	1.24%	1.24%	1.06	%(7)
Net investment income(6)	6.50%	6.79%	7.58%	6.73	%(7)
Portfolio Turnover	21%	12%	39%	81%

†  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average net assets applicable to common and preferred shares):
Expenses before custodian fee reduction(6)	0.81%	0.79%	0.77%	0.73	%(7)
Expenses after custodian fee reduction(6)	0.80%	0.78%	0.77%	0.70	%(7)
Net investment income(6)	4.10%	4.29%	4.72%	4.42	%(7)

Senior Securities:

Total preferred shares outstanding	620	620	620	620
Asset coverage per preferred share(8)	$69,229	$67,649	$66,907	$66,270
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002 to September 30, 2003.

(3)  Net asset value at the beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$15.000	$14.840	$14.520	$14.325	(3)
Income (loss) from operations
Net investment income	$0.991	$1.039	$1.105	$0.824
Net realized and unrealized gain	0.462	0.233	0.252	0.262
Distributions to preferred shareholders
From net investment income	(0.252)	(0.164)	(0.089)	(0.058)
Total income from operations	$1.201	$1.108	$1.268	$1.028
Less distributions to common shareholders
From net investment income	$(0.771)	$(0.948)	$(0.948)	$(0.675)
Total distributions to common shareholders	$(0.771)	$(0.948)	$(0.948)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.068)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.090)
Net asset value — End of period (Common shares)	$15.430	$15.000	$14.840	$14.520
Market value — End of period (Common shares)	$14.190	$16.200	$15.490	$14.410
Total Investment Return on Net Asset Value(4)	8.44%	7.52%	8.96%	6.12	%(5)
Total Investment Return on Market Value(4)	(7.67)%	11.26%	14.60%	5.31	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$23,335	$22,670	$22,396	$21,893
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee reduction(6)	1.32%	1.28%	1.28%	1.14	%(7)
Expenses after custodian fee reduction(6)	1.30%	1.27%	1.27%	1.09	%(7)
Net investment income(6)	6.62%	6.88%	7.56%	6.75	%(7)
Portfolio Turnover	7%	6%	8%	79%

†  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average net assets applicable to common and preferred shares):
Expenses before custodian fee reduction(6)	0.83%	0.81%	0.79%	0.75	%(7)
Expenses after custodian fee reduction(6)	0.82%	0.80%	0.78%	0.71	%(7)
Net investment income(6)	4.15%	4.32%	4.69%	4.42	%(7)
Senior Securities:
Total preferred shares outstanding	540	540	540	540
Asset coverage per preferred share(8)	$68,222	$66,986	$66,475	$65,543
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$15.240	$14.990	$14.760	$14.325	(3)
Income (loss) from operations
Net investment income	$1.002	$1.039	$1.117	$0.826
Net realized and unrealized gain	0.671	0.330	0.361	0.489
Distributions to preferred shareholders
From net investment income	(0.253)	(0.159)	(0.067)	(0.058)
From net realized gain	—	—	(0.015)	—
Total income from operations	$1.420	$1.210	$1.396	$1.257
Less distributions to common shareholders
From net investment income	$(0.820)	$(0.960)	$(0.960)	$(0.675)
From net realized gain	—	—	(0.206)	—
Total distributions to common shareholders	$(0.820)	$(0.960)	$(1.166)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.058)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.089)
Net asset value — End of year (Common shares)	$15.840	$15.240	$14.990	$14.760
Market value — End of year (Common shares)	$16.400	$16.240	$15.490	$14.520
Total Investment Return on Net Asset Value(4)	9.65%	8.18%	9.83%	7.89	%(5)
Total Investment Return on Market Value(4)	6.53%	11.56%	15.37%	6.14	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$40,620	$39,032	$38,326	$37,687
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee reduction(6)	1.19%	1.15%	1.13%	1.03	%(7)
Expenses after custodian fee reduction(6)	1.16%	1.14%	1.13%	0.99	%(7)
Net investment income(6)	6.59%	6.78%	7.54%	6.69	%(7)
Portfolio Turnover	26%	18%	22%	68%

†  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average net assets applicable to common and preferred shares):
Expenses before custodian fee reduction(6)	0.75%	0.73%	0.71%	0.69	%(7)
Expenses after custodian fee reduction(6)	0.73%	0.72%	0.71%	0.66	%(7)
Net investment income(6)	4.18%	4.31%	4.73%	4.43	%(7)
Senior Securities:
Total preferred shares outstanding	900	900	900	900
Asset coverage per preferred share(8)	$70,144	$68,375	$67,588	$66,875
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)		2003(1)(2)
Net asset value — Beginning of year (Common shares)	$15.300	$14.910	$14.870		$14.325	(3)
Income (loss) from operations
Net investment income	$0.990	$1.008	$1.080		$0.818
Net realized and unrealized gain	0.542	0.462	0.223		0.617
Distributions to preferred shareholders
From net investment income	(0.240)	(0.148)	(0.063)		(0.057)
From net realized gain	(0.015)	—	(0.016)		—
Total income from operations	$1.277	$1.322	$1.224		$1.378
Less distributions to common shareholders
From net investment income	$(0.732)	$(0.932)	$(0.963)		$(0.686)
From net realized gain	(0.085)	—	(0.221)		—
Total distributions to common shareholders	$(0.817)	$(0.932)	$(1.184)		$(0.686)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—		$(0.058)
Preferred Shares underwriting discounts	$—	$—	$—		$(0.089)
Net asset value — End of period (Common shares)	$15.760	$15.300	$14.910		$14.870
Market value — End of period (Common shares)	$14.420	$14.570	$14.460		$13.710
Total Investment Return on Net Asset Value(4)	9.02%	9.17%	8.75	%(5)	8.87	%(6)
Total Investment Return on Market Value(4)	4.75%	7.19%	14.39	%(5)	0.38	%(6)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$40,263	$39,101	$38,089	$37,984
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee reduction(7)	1.14%	1.21%	1.14%	1.03	%(8)
Expenses after custodian fee reduction(7)	1.11%	1.19%	1.13%	0.98	%(8)
Net investment income(7)	6.48%	6.60%	7.31%	6.65	%(8)
Portfolio Turnover	28%	31%	28%	66%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average net assets applicable to common and preferred shares):
Expenses before custodian fee reduction(7)	0.72%	0.77%	0.71%	0.68	%(8)
Expenses after custodian fee reduction(7)	0.71%	0.76%	0.71%	0.65	%(8)
Net investment income(7)	4.11%	4.18%	4.58%	4.40	%(8)
Senior Securities:
Total preferred shares outstanding	900	900	900	900
Asset coverage per preferred share(9)	$69,746	$68,450	$67,323	$67,209
Involuntary liquidation preference per preferred share(10)	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  During the year ended September 30, 2004, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment in violation of restrictions. The reimbursement was less than $0.01 per common share and had no effect on total investment return on net asset value and total investment return on market value for the year ended September 30, 2004.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$14.830	$14.640	$14.620	$14.325	(3)
Income (loss) from operations
Net investment income	$0.978	$1.006	$1.054	$0.776
Net realized and unrealized gain	0.497	0.219	0.018	0.402
Distributions to preferred shareholders
From net investment income	(0.263)	(0.173)	(0.086)	(0.060)
From net realized gain	—	—	(0.003)	—
Total income from operations	$1.212	$1.052	$0.983	$1.118
Less distributions to common shareholders
From net investment income	$(0.712)	$(0.862)	$(0.930)	$(0.675)
From net realized gain	—	—	(0.033)	—
Total distributions to common shareholders	$(0.712)	$(0.862)	$(0.963)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.060)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.088)
Net asset value — End of year (Common shares)	$15.330	$14.830	$14.640	$14.620
Market value — End of year (Common shares)	$14.600	$14.510	$15.200	$14.430
Total Investment Return on Net Asset Value(4)	8.58%	7.29%	6.94%	6.85	%(5)
Total Investment Return on Market Value(4)	5.69%	1.11%	12.49%	5.46	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$38,532	$37,255	$36,746	$36,610
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee reduction(6)	1.19%	1.18%	1.17%	1.05	%(7)
Expenses after custodian fee reduction(6)	1.16%	1.16%	1.16%	0.99	%(7)
Net investment income(6)	6.56%	6.76%	7.30%	6.38	%(7)
Portfolio Turnover	20%	8%	25%	32%

†  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average net assets applicable to common and preferred shares):
Expenses before custodian fee reduction(6)	0.75%	0.74%	0.73%	0.69	%(7)
Expenses after custodian fee reduction(6)	0.73%	0.73%	0.72%	0.65	%(7)
Net investment income(6)	4.14%	4.26%	4.55%	4.21	%(7)
Senior Securities:
Total preferred shares outstanding	875	875	875	875
Asset coverage per preferred share(8)	$69,036	$67,586	$66,999	$66,841
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$14.930	$14.410	$14.580	$14.325	(3)
Income (loss) from operations
Net investment income	$0.994	$1.019	$1.068	$0.811
Net realized and unrealized gain (loss)	0.559	0.587	(0.066)	0.331
Distributions to preferred shareholders
From net investment income	(0.266)	(0.173)	(0.083)	(0.060)
From net realized gain	—	—	(0.011)	—
Total income from operations	$1.287	$1.433	$0.908	$1.082
Less distributions to common shareholders
From net investment income	$(0.747)	$(0.913)	$(0.938)	$(0.681)
From net realized gain	—	—	(0.140)	—
Total distributions to common shareholders	$(0.747)	$(0.913)	$(1.078)	$(0.681)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.056)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.090)
Net asset value — End of period (Common shares)	$15.470	$14.930	$14.410	$14.580
Market value — End of period (Common shares)	$15.020	$15.540	$14.980	$14.330
Total Investment Return on Net Asset Value(4)	9.00%	10.01%	6.43%	6.63	%(5)
Total Investment Return on Market Value(4)	1.68%	10.15%	12.57%	4.80	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Year Ended September 30,
	2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$45,516	$43,920	$42,352	$42,822
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee reduction(6)	1.18%	1.16%	1.12%	1.03	%(7)
Expenses after custodian fee reduction(6)	1.15%	1.15%	1.11%	0.97	%(7)
Net investment income(6)	6.64%	6.91%	7.37%	6.64	%(7)
Portfolio Turnover	39%	21%	17%	34%

†  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average net assets applicable to common and preferred shares):
Expenses before custodian fee reduction(6)	0.74%	0.73%	0.69%	0.68	%(7)
Expenses after custodian fee reduction(6)	0.72%	0.72%	0.69%	0.64	%(7)
Net investment income(6)	4.17%	4.32%	4.58%	4.37	%(7)
Senior Securities:
Total preferred shares outstanding	1,040	1,040	1,040	1,040
Asset coverage per preferred share(8)	$68,770	$67,232	$65,723	$66,178
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

Eaton Vance Insured Municipal Bond Fund II (Insured Municipal Fund II), Eaton Vance Insured California Municipal Bond Fund II (Insured California Fund II), Eaton Vance Insured Florida Municipal Bond Fund (Insured Florida Fund), Eaton Vance Insured Massachusetts Municipal Bond Fund (Insured Massachusetts Fund), Eaton Vance Insured Michigan Municipal Bond Fund (Insured Michigan Fund), Eaton Vance Insured New Jersey Municipal Bond Fund (Insured New Jersey Fund), Eaton Vance Insured New York Municipal Bond Fund II (Insured New York Fund II), Eaton Vance Insured Ohio Municipal Bond Fund (Insured Ohio Fund), and Eaton Vance Insured Pennsylvania Municipal Bond Fund (Insured Pennsylvania Fund) (individually referred to as the Fund or collectively the Funds) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. Each of the Funds was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated October 3, 2002. Each Fund's investment objective is to achieve current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state. Each Fund seeks to achieve its objective by investing primarily in high grade municipal obligations that are insured as to the timely payment of principal and interest.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At September 30, 2006, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Insured Municipal Fund II	$561,535	September 30, 2013

Insured California Fund II	1,015,681	September 30, 2013

Insured Florida Fund	725,954	September 30, 2013

Insured Massachusetts Fund	551,616	September 30, 2013

Insured Michigan Fund	652,425	September 30, 2013

Insured New Jersey Fund	390,483	September 30, 2013

Insured Ohio Fund	899,539	September 30, 2013

Insured Pennsylvania Fund	53,657	September 30, 2013

Additionally, at September 30, 2006, Insured California II Fund had net capital losses of $63,387, attributable to security transactions incurred after October 31, 2005. These are treated as arising on the first day of each Fund's taxable year ending September 30, 2007.

In addition, each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

D  Organization and Offering Costs — Costs incurred by each Fund in connection with its organization have been expensed. Costs incurred by each Fund in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

G  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

H  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes semi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

I  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under each Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund and shareholders are indemnified against personal liability for obligations of each Fund. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

L  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

M  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the basis of specific identification of the securities sold.

  2  Auction Preferred Shares (APS)

Each Fund issued Auction Preferred Shares on January 15, 2003 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Fund. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Fund's APS and generally have been reset every seven days thereafter by an auction, unless a special dividend period has been set. Initially, the Insured Municipal Fund II elected an Initial Dividend Period for Series B of 360 days. Effective January 6, 2006, the Series B shares of the Insured Municipal Fund II elected a weekly reset dividend period. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates. Auction Preferred Shares issued and outstanding as of September 30, 2006 and dividend rate ranges for the year ended September 30, 2006 are as indicated below:

Fund	Preferred Shares Issued and Outstanding	Dividends Rate Ranges
Insured Municipal Fund II Series A	1,750	2.20% – 3.62%
Insured Municipal Fund II Series B	1,750	2.198% – 3.99%
Insured California Fund II	1,350	1.586% – 3.90%
Insured Florida Fund	900	1.90% – 3.75%
Insured Massachusetts Fund	620	1.50% – 3.60%
Insured Michigan Fund	540	1.81% – 3.80%
Insured New Jersey Fund	900	2.00% – 3.65%
Insured New York Fund II	900	2.13% – 4.40%
Insured Ohio Fund	875	2.20% – 3.90%
Insured Pennsylvania Fund	1,040	1.00% – 4.03%

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Fund pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

  3   Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income, after payments of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions of realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rates for Auction Preferred Shares on September 30, 2006 are listed below. For the year ended September 30, 2006, the amount of dividends each Fund paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

Fund	APS Dividend Rates as of September 30, 2006	Dividends Paid to Preferred Shareholders from net investment income and net realized gain for the year ended September 30, 2006	Average APS Dividend Rates for the year ended September 30, 2006
Insured Municipal Fund II Series A	3.55%	$1,323,891	3.03%
Insured Municipal Fund II Series B	3.20%	1,308,029	2.99%
Insured California Fund II	3.40%	937,884	2.78%
Insured Florida Fund	3.55%	684,139	3.04%
Insured Massachusetts Fund	3.50%	447,955	2.89%
Insured Michigan Fund	3.40%	381,488	2.83%
Insured New Jersey Fund	3.13%	648,584	2.88%
Insured New York Fund II	3.30%	650,000	2.89%
Insured Ohio Fund	3.25%	660,891	3.02%
Insured Pennsylvania Fund	3.21%	783,269	3.01%

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

The tax character of distributions paid for the years ended September 30, 2006 and September 30, 2005 was as follows:

Year Ended 9/30/06	Insured Municipal II	Insured California II	Insured Florida
Distributions declared from:
Tax-exempt income	$11,047,959	$3,921,582	$2,596,229
Ordinary income	—	—	—
Period Ended 9/30/05
Distributions declared from:
Tax-exempt income	$11,594,327	$4,117,474	$2,739,792
Ordinary income	$31,462	—	—
Year Ended 9/30/06	Insured Massachusetts	Insured Michigan	Insured New Jersey
Distributions declared from:
Tax-exempt income	$1,848,911	$1,547,517	$2,749,009
Ordinary income	—	—	$808
Long-term capital gain	—	—	—
Period Ended 9/30/05
Distributions declared from:
Tax-exempt income	$1,908,595	$1,678,919	$2,861,219
Ordinary income	—	—	$1,539
Year Ended 9/30/06	Insured New York II	Insured Ohio	Insured Pennsylvania
Distributions declared from:
Tax-exempt income	$2,482,872	$2,449,953	$2,983,088
Ordinary income	—	—	—
Long-term capital gain	$255,263	—	—
Period Ended 9/30/05
Distributions declared from:
Tax-exempt income	$2,757,756	$2,598,268	$3,192,842
Ordinary income	—	—	$61

During the year ended September 30, 2006, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, and market discount on disposal of securities:

	Insured Municipal II	Insured California II	Insured Florida
Increase (decrease): Paid in capital	$1	—	—
Accumulated net realized gain/(loss) on investments	$41,086	$15,364	$9,265
Accumulated undistributed income	$(41,087)	$(15,364)	$(9,265)
	Insured Massachusetts	Insured Michigan	Insured New Jersey
Increase (decrease): Paid in capital	—	—	—
Accumulated net realized gain/(loss) on investments	$7,215	$7,059	$(154)
Accumulated undistributed income	$(7,215)	$(7,059)	$154
	Insured New York II	Insured Ohio	Insured Pennsylvania
Increase (decrease): Paid in capital	$(1,277)	—	—
Accumulated net realized gain/(loss) on investments	$(334)	$21,826	$6,228
Accumulated undistributed income	$1,611	$(21,826)	$(6,228)

These changes had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Insured Municipal II	Insured California II	Insured Florida
Undistributed income	$193,184	$104,406	$40,391
Capital loss carryforward	$(561,535)	$(1,015,681)	$(725,954)
Unrealized gain	$15,773,335	$5,143,057	$3,062,032
Other temporary differences	$1,207,725	$184,461	$211,544

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

	Insured Massachusetts	Insured Michigan	Insured New Jersey
Undistributed income	$47,582	$38,729	$69,864
Capital loss carryforward	$(551,616)	$(652,425)	$(390,483)
Unrealized gain	$2,918,725	$2,439,174	$4,354,010
Other temporary differences	$145,585	$80,324	$218,921
	Insured New York II	Insured Ohio	Insured Pennsylvania
Undistributed income	$229,100	$32,884	$47,359
Undistributed capital gains	$774,679	—	—
Capital loss carryforward	—	$(889,539)	$(53,657)
Unrealized gain	$2,810,206	$3,447,274	$3,814,315
Other temporary differences	$219,186	$315,078	$(37,173)

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.55% of each Fund's average weekly gross assets, was earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. Except for Trustees of each Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. For the year ended September 30, 2006, the fee was equivalent to 0.55% of each Fund's average weekly gross assets and amounted to $1,321,358, $501,015, $333,311, $230,928, $198,787, $338,123, $338,359, $326,163 and $385,434 for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively. EVM also serves as the administrator of the Funds, but currently receives no compensation.

In addition, EVM has contractually agreed to reimburse each Fund for fees and other expenses in the amount of 0.15% of average weekly total assets of each Fund during the first five full years of each Fund's operations, 0.10% of average weekly total assets of each Fund in year six, and 0.05% in year seven. For the year ended September 30, 2006, EVM contractually waived $360,368, $136,640, $90,903, $62,979, $54,214, $92,215, $92,280, $88,954 and $105,118 for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

Certain officers and one Trustee of each Fund are officers of the above organization.

  5  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended September 30, 2006 were as follows:

Insured Municipal Fund II
Purchases	$103,976,909
Sales	103,351,771
Insured California Fund II
Purchases	$17,027,620
Sales	16,320,086
Insured Florida Fund
Purchases	$10,439,527
Sales	11,272,907
Insured Massachusetts Fund
Purchases	$8,736,272
Sales	8,775,352
Insured Michigan Fund
Purchases	$2,919,794
Sales	2,628,778
Insured New Jersey Fund
Purchases	$16,098,590
Sales	16,091,623
Insured New York Fund II
Purchases	$16,907,459
Sales	18,839,787
Insured Ohio Fund
Purchases	$12,519,376
Sales	11,976,134
Insured Pennsylvania Fund
Purchases	$27,347,188
Sales	24,276,913

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

  6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at September 30, 2006, as computed for Federal income tax purposes, were as follows:

Insured Municipal Fund II
Aggregate Cost	$228,160,627
Gross unrealized appreciation	$17,158,676
Gross unrealized depreciation	(169,047)
Net unrealized appreciation	$16,989,629
Insured California Fund II
Aggregate Cost	$87,068,841
Gross unrealized appreciation	$5,462,672
Gross unrealized depreciation	(62,337)
Net unrealized appreciation	$5,400,335
Insured Florida Fund
Aggregate Cost	$56,631,482
Gross unrealized appreciation	$3,316,708
Gross unrealized depreciation	(32,191)
Net unrealized appreciation	$3,284,517
Insured Massachusetts Fund
Aggregate Cost	$39,408,906
Gross unrealized appreciation	$3,094,417
Gross unrealized depreciation	(27,134)
Net unrealized appreciation	$3,067,283
Insured Michigan Fund
Aggregate Cost	$34,012,432
Gross unrealized appreciation	$2,552,105
Gross unrealized depreciation	(27,578)
Net unrealized appreciation	$2,524,527

Insured New Jersey Fund
Aggregate Cost	$57,911,934
Gross unrealized appreciation	$4,583,584
Gross unrealized depreciation	(1,024)
Net unrealized appreciation	$4,582,560
Insured New York Fund II
Aggregate Cost	$58,887,615
Gross unrealized appreciation	$3,042,736
Gross unrealized depreciation	(5,209)
Net unrealized appreciation	$3,037,527
Insured Ohio Fund
Aggregate Cost	$55,965,631
Gross unrealized appreciation	$3,856,023
Gross unrealized depreciation	(93,671)
Net unrealized appreciation	$3,762,352
Insured Pennsylvania Fund
Aggregate Cost	$66,636,341
Gross unrealized appreciation	$4,301,252
Gross unrealized depreciation	(20,879)
Net unrealized appreciation	$4,280,373

  7  Shares of Beneficial Interest

Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

	Insured Municipal Fund II
	Year Ended September 30,
	2006	2005
Shares issued pursuant to the Fund's dividend reinvestment plan	4,301	4,972
Net increase	4,301	4,972

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

	Insured California Fund II
	Year Ended September 30,
	2006	2005
Shares issued pursuant to the Fund's dividend reinvestment plan	522	5,859
Net increase	522	5,859
	Insured Florida Fund
	Year Ended September 30,
	2006	2005
Shares issued pursuant to the Fund's dividend reinvestment plan	1,642	10,376
Net increase	1,642	10,376
	Insured Massachusetts Fund
	Year Ended September 30,
	2006	2005
Shares issued pursuant to the Fund's dividend reinvestment plan	2,419	3,549
Net increase	2,419	3,549
	Insured Michigan Fund
	Year Ended September 30,
	2006	2005
Shares issued pursuant to the Fund's dividend reinvestment plan	620	2,181
Net increase	620	2,181
	Insured New Jersey Fund
	Year Ended September 30,
	2006	2005
Shares issued pursuant to the Fund's dividend reinvestment plan	2,951	3,289
Net increase	2,951	3,289
	Insured New York Fund II
	Year Ended September 30,
	2006	2005
Shares issued pursuant to the Fund's dividend reinvestment plan	—	1,022
Net increase	—	1,022

	Insured Ohio Fund
	Year Ended September 30,
	2006	2005
Shares issued pursuant to the Fund's dividend reinvestment plan	—	3,501
Net increase	—	3,501
	Insured Pennsylvania Fund
	Year Ended September 30,
	2006	2005
Shares issued pursuant to the Fund's dividend reinvestment plan	975	2,445
Net increase	975	2,445

  8  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2006 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation/ (Depreciation)
Insured 525 Municipal II	12/06	U.S. Treasury Bond	Short	$(57,796,987)	$(59,013,281)	$(1,216,294)
Insured 150 California II	12/06	U.S. Treasury Bond	Short	$(16,603,659)	$(16,860,937)	$(257,278)
Insured 92 Florida	12/06	U.S. Treasury Bond	Short	$(10,118,890)	$(10,341,375)	$(222,485)

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation/ (Depreciation)
Insured 65 Massachusetts	12/06	U.S. Treasury Bond	Short	$(7,157,848)	$(7,306,406)	$(148,558)
Insured 39 Michigan	12/06	U.S. Treasury Bond	Short	$(4,298,491)	$(4,383,844)	$(85,353)
Insured 100 New Jersey	12/06	U.S. Treasury Bond	Short	$(11,012,075)	$(11,240,625)	$(228,550)
Insured 94 New York II	12/06	U.S. Treasury Bond	Short	$(10,338,866)	$(10,566,187)	$(227,321)
Insured 136 Ohio	12/06	U.S. Treasury Bond	Short	$(14,972,172)	$(15,287,250)	$(315,078)
Insured 50 Pennsylvania	12/06	U.S. Treasury Bond	Short	$(5,652,912)	$(5,620,312)	$32,600

At, September 30, 2006, the Insured Pennsylvania Fund had entered into an interest rate swap agreement with JP Morgan Chase Bank, N.A. whereby the Fund makes semi-annually payments at a fixed rate equal to 5.77% on the notional amount of $7,000,000. In exchange, the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates February 26, 2037, is recorded as a payable for open swap contracts of $498,658, as of September 30, 2006.

At September 30, 2006, the Funds had sufficient cash and/or securities to cover margin requirements on these contracts.

  9  Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on a Fund's assets to the extent of any overdraft. At September 30, 2006, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund and Insured Ohio Fund had payments due to IBT pursuant to the foregoing arrangement of $308,647, $368,473, $10,993, $152,944 and $1,209,049, respectively.

  10  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund :

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund (individually, the "Fund," collectively, the "Funds") as of September 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the three years then ended and for the period from the start of business, November 29, 2002 to September 30, 2003. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the three years then ended and for the period from the start of business, November 29, 2002 to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2006

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

OTHER MATTERS (Unaudited)

Each Fund held its Annual Meeting of Shareholders on July 21, 2006. The following action was taken by the shareholders of each Fund:

Item 1: The election of William H. Park, Lynn A. Stout and Ralph F. Verni as Class I Trustees of the Fund for a three-year term expiring in 2009:

	Nominee for Class I Trustee Elected by All Shareholders William H. Park	Nominee for Class I Trustee Elected by All Shareholders Lynn A. Stout	Nominee for Class I Trustee Elected by All Shareholders Ralph F. Verni
Insured California Fund II:
For	3,702,356	3,700,831	3,702,356
Withheld	37,155	38,680	37,155
Insured Florida Fund:
For	2,483,324	2,482,474	2,482,324
Withheld	50,159	51,009	51,159
Insured Massachusetts Fund:
For	1,725,045	1,725,045	1,725,045
Withheld	8,530	8,530	8,530
Insured Michigan Fund:
For	1,485,700	1,484,500	1,484,500
Withheld	11,995	13,195	13,195
Insured Municipal Fund II:
For	9,506,042	9,501,742	9,503,168
Withheld	110,979	115,279	113,853
Insured New Jersey Fund:
For	2,504,412	2,505,612	2,502,412
Withheld	31,126	29,926	33,126
Insured New York II Fund:
For	2,470,284	2,468,918	2,469,784
Withheld	45,191	46,557	45,691
Insured Ohio Fund:
For	2,437,075	2,437,075	2,433,125
Withheld	18,958	18,958	22,908
Insured Pennsylvania Fund:
For	2,817,874	2,817,924	2,818,474
Withheld	46,732	46,682	46,132

Results are rounded to the nearest whole number.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2006

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of a Fund's fiscal year end regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Eaton Vance Insured Municipal Bond Fund II	100.00%
Eaton Vance Insured California Municipal Bond Fund II	100.00%
Eaton Vance Insured Florida Municipal Bond Fund	100.00%
Eaton Vance Insured Massachusetts Municipal Bond Fund	100.00%
Eaton Vance Insured Michigan Municipal Bond Fund	100.00%
Eaton Vance Insured New Jersey Municipal Bond Fund	99.97%
Eaton Vance Insured New York Municipal Bond Fund II	100.00%
Eaton Vance Insured Ohio Municipal Bond Fund	100.00%
Eaton Vance Insured Pennsylvania Municipal Bond Fund	100.00%

Capital Gains Dividends — The Eaton Vance Insured New York Municipal Bond Fund II designates $255,263 as a capital gain dividend.

Eaton Vance Insured Municipal Bond Funds

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Insured Municipal Bond Funds

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Insured Municipal Bond Funds
  c/o PFPC Inc.
  P.O. Box 43027
  Providence, RI 02940-3027
  800-331-1710

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of September 30, 2006, our records indicate that there are 32, 10, 4, 7, 10, 11, 19, 18 and 49 registered shareholders for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively, and approximately 4,800, 1,400, 1,200, 800, 900, 1,400, 1,200, 1,600 and 1,700 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

  Eaton Vance Distributors, Inc.
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109
  1-800-225-6265

American Stock Exchange symbols

Insured Municipal Fund II  EIV

Insured California Fund II  EIA

Insured Florida Fund  EIF

Insured Massachusetts Fund  MAB

Insured Michigan Fund  MIW

Insured New Jersey Fund  EMJ

Insured New York Fund II  NYH

Insured Ohio Fund  EIO

Insured Pennsylvania Fund  EIP

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Insured Municipal Bond Fund II

•  Insured California Municipal Bond Fund II

•  Insured Florida Municipal Bond Fund

•  Insured Massachusetts Municipal Bond Fund

•  Insured Michigan Municipal Bond Fund

•  Insured New Jersey Municipal Bond Fund

•  Insured New York Municipal Bond Fund II

•  Insured Ohio Municipal Bond Fund

•  Insured Pennsylvania Municipal Bond Fund

(the "Funds"), each with Eaton Vance Management (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2005 for each Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees").

As part of its review, the Board considered each Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for each of the Funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that none of the Funds is continuously offered and concluded that, in light of the level of the adviser's profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Insured Municipal Bond Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees and officers of Eaton Vance Insured Municipal Bond Fund II (EIV), Eaton Vance Insured California Municipal Bond Fund II (EIA), Eaton Vance Insured Florida Municipal Bond Fund (EIF), Eaton Vance Insured Massachusetts Municipal Bond Fund (MAB), Eaton Vance Insured Michigan Municipal Bond Fund (MIW), Eaton Vance Insured New Jersey Municipal Bond Fund (EMJ), Eaton Vance Insured New York Municipal Bond Fund II (NYH), Eaton Vance Insured Ohio Municipal Bond Fund (EIO), and Eaton Vance Pennsylvania Municipal Bond Fund (EIP), (the Funds) are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee and Vice President	Trustee until 2007. 3 years. Trustee and Vice President since 2002.	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 168 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of each Fund.	168	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Until 2008. 3 years. Trustee since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	168	None

Samuel L. Hayes, III(A) 2/23/35	Trustee and Chairman of the Board	Trustee until 2007. 3 years. Trustee since 2002 and Chairman of the Board since 2005.	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	168	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Until 2009. 3 years. Trustee since 2003.	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	168	None

Ronald A. Pearlman 7/10/40	Trustee	Until 2008. 3 years. Trustee since 2003.	Professor of Law, Georgetown University Law Center.	168	None

Eaton Vance Insured Municipal Bond Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer(A) 9/21/35	Trustee	Until 2008. 3 years. Trustee since 2002.	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	168	None

Lynn A. Stout 9/14/57	Trustee	Until 2009. 3 years. Trustee since 2002.	Professor of Law, University of California at Los Angeles School of Law.	168	None

Ralph F. Verni 1/26/43	Trustee	Until 2009. 3 years. Trustee since 2005.	Consultant and private investor.	168	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President of EIA, EIF, MIW, NYH, EIO and EIP; Vice President of MAB, EIV and EMJ	President of EIA, EIF, MIW, NYH, EIO and EIP since 2005 and Vice President of MAB, EIV and EMJ since 2004(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	President of MAB, EIV and EMJ; Vice President of EIA, EIF, MIW, NYH, EIO and EIP	President of MAB, EIV and EMJ since 2005 and Vice President of EIA, EIF, MIW, NYH, EIO and EIP since 2002(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of MIW, EIV and EIO	Vice President of MIW since 2002; of EIV since 2004; and of EIO since 2005	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/31/66	Vice President of EIF and NYH	Vice President of EIF since 2004; and of NYH since 2005	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President of EIP	Since 2005	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 168 registered investment companies managed by EVM and BMR.

Eaton Vance Insured Municipal Bond Funds

MANAGEMENT AND ORGANIZATION CONT'D

Principal Officers who are not Trustees (continued)

Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Alan R. Dynner 10/10/40	Secretary	Since 2002	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 168 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 168 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Clemson served as Vice President of EIA, EIF and EIP since 2002, and of MIW, NYH and EIO since 2004, Mr. MacIntosh served as Vice President of MAB, EIV and EMI since 2002 and Ms. Campbell served as Assistant Treasurer of all funds since 2002.

(A)  APS Trustee.

Investment Adviser and Administrator of Eaton Vance Insured Municipal Bond Funds
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent and Dividend Disbursing Agent
PFPC Inc.

Attn: Eaton Vance Insured Municipal Bond Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Insured Municipal Bond Funds
The Eaton Vance Building
255 State Street
Boston, MA 02109

1557-11/06  9IMBIISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2005 and September 30, 2006 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such period.

Fiscal Years Ended	9/30/05	9/30/06

Audit Fees	$29,160	$30,320

Audit-Related Fees(1)	3,640	3,675

Tax Fees(2)	6,405	6,650

All Other Fees(3)	0	0

Total	$39,205	$40,645

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended September 30, 2005 and  September 30, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	9/30/05	9/30/06

Registrant	$10,045	$10,325

Eaton Vance(1)	$223,443	$72,100

(1) The Investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended.  Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park, Lynn A. Stout and Ralph E. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Portfolio Management

William H. Ahern, Jr., portfolio manager of Eaton Vance Insured Municipal Bond Fund II is responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Ahern has been an Eaton Vance portfolio manager since 1993 and is a Vice President of EVM and BMR.  This information is provided as of the date of filing of this report.

The following tables show, as of the Fund’s most recent fiscal year end, the number of accounts the portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Insured Municipal Bond Fund II
William H. Ahern
Registered Investment Companies	15	$1,553.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*In millions of dollars.  For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following table shows the dollar range of Fund shares beneficially owned by the portfolio manager as of the Fund’s most recent fiscal year end.

Dollar Range of Equity Securities Owned in the Fund

Insured Municipal II
William H. Ahern, Jr.	None

Potential for Conflicts of Interest.  The portfolio managers manage multiple investment portfolios.  Conflicts of interest may arise between a portfolio manager’s management of the Fund and his or her management of these other investment portfolios. Potential areas of conflict may include allocation of a portfolio manager’s time, investment opportunities and trades among investment portfolios, including the Fund, personal securities transactions and use of Fund portfolio holdings information.   In addition, some investment portfolios may compensate the investment adviser or sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time and investment opportunities.  EVM has adopted policies and procedures that it believes are reasonably designed to address these conflicts.  There is no guarantee that such policies and procedures will be effective or that all potential conflicts will be anticipated.

Portfolio Manager Compensation Structure

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund II

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	November17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 17, 2006

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	November 17, 2006